UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-03416
Investment Company Act File Number

The Calvert Fund
(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

(202) 238-2200
(Registrant's telephone number, including area code)

September 30
Date of Fiscal Year End

June 30, 2018
Date of Reporting Period

Item 1. Schedule of Investments

Calvert Income Fund
Calvert Short Duration Income Fund
Calvert Long-Term Income Fund
Calvert Ultra-Short Duration Income Fund
Calvert High Yield Bond Fund

CALVERT INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2018 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - 76.5%
Basic Materials - 1.0%
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	2,300,000	2,353,515
Sherwin-Williams Co. (The):
3.45%, 6/1/27	1,550,000	1,465,739
4.50%, 6/1/47	1,358,000	1,300,153
		5,119,407

Communications - 8.3%
AT&T, Inc.:
3.80%, 3/1/24	1,265,000	1,241,687
4.10%, 2/15/28 (1)	1,220,000	1,167,621
4.75%, 5/15/46	3,275,000	2,933,971
5.15%, 3/15/42	1,395,000	1,324,856
CBS Corp.:
2.90%, 1/15/27	1,575,000	1,406,221
4.60%, 1/15/45	1,825,000	1,688,757
Comcast Corp.:
3.15%, 3/1/26	3,900,000	3,664,691
3.20%, 7/15/36	2,180,000	1,815,977
4.25%, 1/15/33	1,400,000	1,368,631
NBCUniversal Media LLC, 4.45%, 1/15/43	2,800,000	2,650,699
SBA Communications Corp., 4.00%, 10/1/22 (1)	3,235,000	3,109,644
Symantec Corp., 5.00%, 4/15/25 (1)	3,500,000	3,398,498
Time Warner, Inc., 4.90%, 6/15/42	1,500,000	1,384,141
Verizon Communications, Inc.:
3.50%, 11/1/24	2,710,000	2,623,738
4.125%, 3/16/27 (2)	750,000	740,633
4.329%, 9/21/28 (1)	2,753,000	2,733,998
4.862%, 8/21/46	7,505,000	7,192,849
		40,446,612

Consumer, Cyclical - 12.0%
American Airlines Pass-Through Trust:
5.25%, 7/15/25	1,546,762	1,580,451
5.60%, 1/15/22 (1)	1,462,500	1,493,776
Azul Investments LLP, 5.875%, 10/26/24 (1)	4,910,000	4,179,638
Carrols Restaurant Group, Inc., 8.00%, 5/1/22	1,000,000	1,045,000
CVS Health Corp.:
3.70%, 3/9/23	961,000	952,230
3.875%, 7/20/25	1,594,000	1,560,515
4.10%, 3/25/25	1,022,000	1,017,881
4.30%, 3/25/28	7,050,000	6,965,120
CVS Pass-Through Trust, 6.036%, 12/10/28	2,539,848	2,706,911
Ford Motor Credit Co. LLC, 2.979%, 8/3/22	14,500,000	13,966,744
Latam Airlines Pass-Through Trust, 4.20%, 8/15/29	1,235,099	1,174,332

Mattel, Inc., 6.75%, 12/31/25 (1)(2)	995,000	971,369
New Albertsons, Inc., 7.75%, 6/15/26	735,000	639,450
Newell Brands, Inc., 3.85%, 4/1/23	1,975,000	1,946,849
Nordstrom, Inc.:
4.00%, 3/15/27	550,000	529,986
5.00%, 1/15/44	1,600,000	1,479,364
Norwegian Air Shuttle ASA Pass-Through Trust, 4.875%, 11/10/29 (1)	975,288	931,775
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23 (1)	2,600,000	2,782,000
Tapestry, Inc., 4.125%, 7/15/27	3,754,000	3,585,102
Virgin Australia Pass-Through Trust, 6.00%, 4/23/22 (1)	833,713	848,302
Walgreens Boots Alliance, Inc., 4.65%, 6/1/46	2,450,000	2,263,038
Whirlpool Corp., 4.50%, 6/1/46	600,000	562,560
Wyndham Destinations, Inc.:
4.15%, 4/1/24	2,629,000	2,599,424
4.50%, 4/1/27	3,346,000	3,279,080
		59,060,897

Consumer, Non-cyclical - 5.4%
AbbVie, Inc., 4.30%, 5/14/36	1,445,000	1,386,208
Amgen, Inc.:
4.40%, 5/1/45	1,000,000	960,213
4.663%, 6/15/51	1,736,000	1,722,226
Becton Dickinson and Co.:
3.363%, 6/6/24	2,650,000	2,547,885
3.70%, 6/6/27	5,650,000	5,352,024
4.669%, 6/6/47	1,325,000	1,284,463
ERAC USA Finance LLC, 4.20%, 11/1/46 (1)	1,735,000	1,570,646
Grupo Bimbo SAB de CV:
4.50%, 1/25/22 (1)	2,000,000	2,043,998
4.875%, 6/27/44 (1)	1,250,000	1,166,166
Kaiser Foundation Hospitals, 3.15%, 5/1/27	941,000	901,865
Keurig Dr Pepper, Inc.:
4.057%, 5/25/23 (1)	801,000	804,864
4.417%, 5/25/25 (1)	1,337,000	1,345,367
Kraft Heinz Foods Co.:
3.00%, 6/1/26	1,250,000	1,127,206
4.375%, 6/1/46	1,250,000	1,084,618
5.20%, 7/15/45	1,500,000	1,463,372
MEDNAX, Inc., 5.25%, 12/1/23 (1)	1,625,000	1,596,562
		26,357,683

Energy - 1.4%
Oceaneering International, Inc., 4.65%, 11/15/24	7,060,000	6,750,496

Financial - 33.6%
Ally Financial, Inc.:
3.25%, 11/5/18	2,600,000	2,603,250
3.50%, 1/27/19	1,400,000	1,400,000
4.125%, 3/30/20	2,420,000	2,429,075
American Financial Group, Inc., 3.50%, 8/15/26	1,760,000	1,653,779
American Tower Corp., 3.375%, 10/15/26	3,870,000	3,587,082

Athene Holding Ltd., 4.125%, 1/12/28	2,776,000	2,563,856
Banco Mercantil Del Norte S.A., 7.625% to 1/10/28 (1)(3)(4)	495,000	490,669
Banco Santander S.A., 3.80%, 2/23/28	2,460,000	2,250,463
Bank of America Corp.:
3.419% to 12/20/27, 12/20/28 (4)	3,085,000	2,907,371
3.499% to 5/17/21, 5/17/22 (4)	982,000	981,815
3.593% to 7/21/27, 7/21/28 (4)	5,745,000	5,489,131
3.705% to 4/24/27, 4/24/28 (4)	700,000	675,602
3.824% to 1/20/27, 1/20/28 (4)	10,820,000	10,561,917
5.875% to 3/15/28 (3)(4)	1,950,000	1,908,562
6.10% to 3/17/25 (2)(3)(4)	1,150,000	1,196,748
Bank of Montreal, 3.803% to 12/15/27, 12/15/32 (4)	4,279,000	3,969,029
BBVA Bancomer S.A., 5.125% to 1/18/28, 1/18/33 (1)(4)	3,800,000	3,386,750
Capital One Financial Corp., 3.75%, 7/28/26	8,500,000	7,908,905
CBL & Associates LP:
5.25%, 12/1/23 (2)	755,000	657,366
5.95%, 12/15/26 (2)	2,700,000	2,276,760
Charles Schwab Corp. (The), Series F, 5.00% to 12/1/27, (3)(4)	1,750,000	1,677,812
Citigroup, Inc.:
3.668% to 7/24/27, 7/24/28 (4)	5,400,000	5,139,586
3.887% to 1/10/27, 1/10/28 (4)	9,925,000	9,623,726
4.075% to 4/23/28, 4/23/29 (4)	2,425,000	2,382,034
4.125%, 7/25/28 (2)	730,000	699,459
4.60%, 3/9/26	3,750,000	3,749,414
6.25% to 8/15/26 (3)(4)	1,350,000	1,402,312
Citizens Financial Group, Inc.:
4.15%, 9/28/22 (1)	496,000	499,713
4.30%, 12/3/25	1,500,000	1,492,232
Credit Acceptance Corp.:
6.125%, 2/15/21	2,100,000	2,118,375
7.375%, 3/15/23	1,040,000	1,079,000
Crown Castle International Corp.:
3.20%, 9/1/24	461,000	435,492
3.65%, 9/1/27	1,713,000	1,595,792
4.45%, 2/15/26	1,375,000	1,367,817
4.75%, 5/15/47	1,615,000	1,527,012
DDR Corp., 3.625%, 2/1/25	3,000,000	2,850,002
Digital Realty Trust LP, 4.75%, 10/1/25	2,000,000	2,063,412
Discover Bank:
3.45%, 7/27/26	1,245,000	1,156,809
7.00%, 4/15/20	2,500,000	2,641,100
EPR Properties:
4.50%, 6/1/27	2,570,000	2,458,094
4.95%, 4/15/28	2,424,000	2,375,180
Goldman Sachs Group, Inc. (The):
2.905% to 7/24/22, 7/24/23 (4)	2,113,000	2,036,510
2.908% to 6/5/22, 6/5/23 (4)	5,230,000	5,048,180
3.491%, (3 mo. USD LIBOR + 1.17%), 5/15/26 (5)	1,249,000	1,235,045
3.691% to 6/5/27, 6/5/28 (4)	7,370,000	6,991,852
iStar, Inc.:
5.00%, 7/1/19	1,502,000	1,499,184

6.00%, 4/1/22 (2)	2,667,000	2,673,667
MetLife, Inc.:
4.05%, 3/1/45	900,000	837,186
5.70%, 6/15/35	1,000,000	1,141,967
MGIC Investment Corp., 5.75%, 8/15/23	1,400,000	1,435,000
Morgan Stanley:
3.591% to 7/22/27, 7/22/28 (4)	10,500,000	9,987,274
3.759%, (3 mo. USD LIBOR + 1.40%), 10/24/23 (5)	3,000,000	3,070,481
4.00%, 7/23/25	1,515,000	1,511,311
Nationwide Building Society, 4.00%, 9/14/26 (1)	2,435,000	2,277,417
Prudential Financial, Inc., 4.60%, 5/15/44	1,000,000	1,013,098
Simon Property Group LP, 4.25%, 11/30/46	1,745,000	1,692,812
Springleaf Finance Corp.:
6.875%, 3/15/25	2,450,000	2,437,750
7.125%, 3/15/26	1,420,000	1,416,450
Synchrony Financial, 3.95%, 12/1/27	4,100,000	3,788,096
Synovus Financial Corp., 3.125%, 11/1/22	2,262,000	2,163,037
UniCredit SpA, 5.861% to 6/19/27, 6/19/32 (1)(2)(4)	1,300,000	1,160,714
VFH Parent LLC / Orchestra Co-Issuer, Inc., 6.75%, 6/15/22 (1)	1,182,000	1,227,803
Westpac Banking Corp., 4.322% to 11/23/26, 11/23/31 (4)	2,860,000	2,759,454
		164,636,791

Industrial - 5.3%
Jabil, Inc.:
3.95%, 1/12/28	778,000	735,887
4.70%, 9/15/22	2,000,000	2,062,200
Johnson Controls International plc, 4.625%, 7/2/44	2,275,000	2,261,185
JSL Europe SA, 7.75%, 7/26/24 (1)(2)	3,130,000	2,824,825
Nvent Finance S.a.r.l.:
3.95%, 4/15/23 (1)	1,094,000	1,083,498
4.55%, 4/15/28 (1)	4,250,000	4,176,487
Owens Corning:
3.40%, 8/15/26	2,300,000	2,100,054
4.30%, 7/15/47	743,000	613,311
4.40%, 1/30/48	1,540,000	1,289,672
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20	2,422,769	2,434,883
SBA Tower Trust, 2.877%, 7/10/46 (1)	1,600,000	1,556,187
SMBC Aviation Capital Finance DAC, 3.00%, 7/15/22 (1)	1,011,000	975,556
Trimble, Inc., 4.90%, 6/15/28	1,238,000	1,237,727
Valmont Industries, Inc., 5.00%, 10/1/44	2,600,000	2,467,404
		25,818,876

Technology - 8.2%
Broadridge Financial Solutions, Inc., 3.40%, 6/27/26	1,500,000	1,423,802
CA, Inc., 4.70%, 3/15/27	3,000,000	3,033,285
Dell International LLC / EMC Corp.:
4.42%, 6/15/21 (1)	4,779,000	4,850,066
8.35%, 7/15/46 (1)	435,000	525,128
DXC Technology Co., 4.75%, 4/15/27	1,750,000	1,770,531
Fidelity National Information Services, Inc., 4.50%, 8/15/46	880,000	819,827
Marvell Technology Group Ltd., 4.875%, 6/22/28	3,683,000	3,661,285

Microchip Technology, Inc., 4.333%, 6/1/23 (1)	3,533,000	3,541,696
NXP BV / NXP Funding LLC:
4.625%, 6/15/22 (1)	955,000	971,712
4.625%, 6/1/23 (1)	5,300,000	5,375,260
Oracle Corp., 4.125%, 5/15/45	1,600,000	1,545,330
Seagate HDD Cayman:
4.875%, 3/1/24 (1)	2,140,000	2,100,168
4.875%, 6/1/27	4,710,000	4,383,946
Western Digital Corp., 4.75%, 2/15/26	6,520,000	6,352,925
		40,354,961

Utilities - 1.3%
Avangrid, Inc., 3.15%, 12/1/24	1,524,000	1,467,436
NextEra Energy Operating Partners LP:
4.25%, 9/15/24 (1)	1,500,000	1,447,500
4.50%, 9/15/27 (1)	2,600,000	2,440,750
Terraform Global Operating LLC, 6.125%, 3/1/26 (1)	1,275,000	1,262,250
		6,617,936

Total Corporate Bonds (Cost $388,483,711)		375,163,659

ASSET-BACKED SECURITIES - 12.6%
AASET US Ltd.:
Series 2018-1A, Class B, 5.437%, 1/16/38 (1)	480,548	482,644
Series 2018-1A, Class C, 6.413%, 1/16/38 (1)	915,718	903,751
Citi Held For Asset Issuance, Series 2016-MF1, Class A, 4.48%, 8/15/22 (1)	9,135	9,141
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47 (1)	3,019,500	3,067,156
Conn Funding II LP, Series 2017-B, Class B, 4.52%, 11/15/20 (1)	2,070,000	2,087,096
DB Master Finance LLC:
Series 2017-1A, Class A2I, 3.629%, 11/20/47 (1)	301,485	296,438
Series 2017-1A, Class A2II, 4.03%, 11/20/47 (1)	1,283,550	1,275,002
Driven Brands Funding LLC:
Series 2015-1A, Class A2, 5.216%, 7/20/45 (1)	2,730,000	2,823,794
Series 2016-1A, Class A2, 6.125%, 7/20/46 (1)	3,586,125	3,760,586
Eagle I Ltd., Series 2014-1A, Class A1, 2.57%, 12/15/39 (1)	479,112	477,153
Element Rail Leasing I LLC:
Series 2014-1A, Class A1, 2.299%, 4/19/44 (1)	548,080	544,838
Series 2014-1A, Class B1, 4.406%, 4/19/44 (1)	2,783,000	2,775,063
FOCUS Brands Funding LLC:
Series 2017-1A, Class A2I, 3.857%, 4/30/47 (1)	678,150	679,434
Series 2017-1A, Class A2II, 5.093%, 4/30/47 (1)	1,420,650	1,461,551
FRS I LLC, Series 2013-1A, Class A2, 3.08%, 4/15/43 (1)	5,858,979	5,813,205
GMAT Trust, Series 2015-1A, Class A1, 4.25% to 7/25/18, 9/25/20 (1)(6)	582,996	588,976
Hardee's Funding LLC, Series 2018-1A, Class AI, 4.25%, 6/20/48 (1)	1,010,000	1,013,929
InSite Issuer LLC, Series 2016-1A, Class C, 6.414%, 11/15/46 (1)	725,000	723,438
Invitation Homes Trust:
Series 2017-SFR2, Class D, 3.885%, (1 mo. USD LIBOR + 1.80%), 12/17/36 (1)(5)	1,647,000	1,661,270
Series 2018-SFR1, Class C, 3.335%, (1 mo. USD LIBOR + 1.25%), 3/17/37 (1)(5)	480,000	481,500
Series 2018-SFR1, Class D, 3.535%, (1 mo. USD LIBOR + 1.45%), 3/17/37 (1)(5)	500,000	500,960
Marlette Funding Trust:

Series 2017-1A, Class B, 4.114%, 3/15/24 (1)	3,764,000	3,787,106
Series 2017-3A, Class A, 2.36%, 12/15/24 (1)	877,120	873,741
OneMain Financial Issuance Trust, Series 2015-2A, Class A, 2.57%, 7/18/25 (1)	274,608	274,884
Progress Residential Trust, Series 2016-SFR1, Class D, 4.835%, (1 mo. USD LIBOR + 2.75%), 9/17/33 (1)(5)	2,500,000	2,514,901
Prosper Marketplace Issuance Trust:
Series 2017-1A, Class B, 3.65%, 6/15/23 (1)	3,500,000	3,511,362
Series 2017-3A, Class A, 2.36%, 11/15/23 (1)	3,799,211	3,784,988
Series 2017-3A, Class B, 3.36%, 11/15/23 (1)	2,400,000	2,387,332
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25 (1)	779,410	770,764
SolarCity LMC:
Series 2013-1, Class A, 4.80%, 11/20/38 (1)	795,046	797,115
Series 2014-1, Class A, 4.59%, 4/20/44 (1)	360,654	359,909
Series 2014-2, Class A, 4.02%, 7/20/44 (1)	1,214,608	1,139,543
Taco Bell Funding LLC, Series 2016-1A, Class A2I, 3.832%, 5/25/46 (1)	2,511,750	2,519,448
TES LLC, Series 2017-1A, Class A, 4.33%, 10/20/47 (1)	1,677,538	1,661,877
Thunderbolt Aircraft Lease Ltd., Series 2017-A, Class B, 5.75% to 4/15/24, 5/17/32 (1)(6)	1,607,202	1,626,579
Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2, 4.072%, 2/16/43 (1)	1,249,820	1,251,344
VB-S1 Issuer LLC, Series 2016-1A, Class C, 3.065%, 6/15/46 (1)	1,350,000	1,334,142
Wendys Funding LLC, Series 2015-1A, Class A2II, 4.08%, 6/15/45 (1)	1,604,625	1,626,159

Total Asset-Backed Securities (Cost $61,327,061)		61,648,119

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.3%
Citigroup Commercial Mortgage Trust, Series 2015-SSHP, Class E, 5.473%, (1 mo. USD LIBOR + 3.40%), 9/15/27 (1)(5)	2,800,000	2,796,842
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27 (1)	2,200,000	2,169,894
Series 2014-DSTY, Class C, 3.931%, 6/10/27 (1)(7)	1,120,000	1,101,800
Motel 6 Trust:
Series 2017-MTL6, Class D, 4.223%, (1 mo. USD LIBOR + 2.15%), 8/15/34 (1)(5)	1,803,816	1,810,883
Series 2017-MTL6, Class E, 5.323%, (1 mo. USD LIBOR + 3.25%), 8/15/34 (1)(5)	1,955,356	1,974,983
RETL Trust, Series 2018-RVP, Class C, 4.123%, (1 mo. USD LIBOR + 2.05%), 3/15/33 (1)(5)	1,567,922	1,580,432

Total Commercial Mortgage-Backed Securities (Cost $11,462,278)		11,434,834

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS - 1.5%
Bellemeade Re Ltd., Series 2015-1A, Class M2, 6.391%, (1 mo. USD LIBOR + 4.30%), 7/25/25 (1)(5)	836,225	849,108
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C02, Class 1M2, 4.691%, (1 mo. USD LIBOR + 2.60%), 5/25/24 (5)	1,900,000	2,025,472
Series 2014-C03, Class 2M2, 4.991%, (1 mo. USD LIBOR + 2.90%), 7/25/24 (5)	1,307,062	1,393,697
Series 2017-C05, Class 1M2, 4.291%, (1 mo. USD LIBOR + 2.20%), 1/25/30 (5)	2,240,000	2,279,268
Series 2017-C06, Class 1M2, 4.741%, (1 mo. USD LIBOR + 2.65%), 2/25/30 (5)	840,000	868,504

Total Collateralized Mortgage-Backed Obligations (Cost $7,131,138)		7,416,049

SOVEREIGN GOVERNMENT BONDS - 0.6%
Nacional Financiera SNC, 3.375%, 11/5/20 (1)	2,700,000	2,693,250

Total Sovereign Government Bonds (Cost $2,697,645)		2,693,250

FLOATING RATE LOANS (8) - 2.4%
Building and Development - 0.3%
DTZ U.S. Borrower, LLC, Term Loan, 11/4/21 (9)	1,280,000	1,280,000

Business Equipment and Services - 0.2%
Change Healthcare Holdings, LLC, Term Loan, 3/1/24 (9)	1,120,000	1,117,689

Cable and Satellite Television - 0.4%
UPC Financing Partnership, Term Loan, 4.573%, (1 mo. USD LIBOR + 2.50%), 1/15/26	1,020,000	1,010,182
Ziggo Secured Finance Partnership, Term Loan, 4.573%, (1 mo. USD LIBOR + 2.50%), 4/15/25	1,020,000	1,010,757
		2,020,939

Drugs - 0.4%
Jaguar Holding Company II, Term Loan, 4.594%, (1 mo. USD LIBOR + 2.50%), 8/18/22	1,915,064	1,905,887

Electronics/Electrical - 0.5%
Infor (US), Inc., Term Loan, 2/1/22 (9)	1,920,000	1,913,520
MA FinanceCo., LLC, Term Loan, 4.844%, (1 mo. USD LIBOR + 2.75%), 6/21/24	82,546	82,056
Seattle Spinco, Inc., Term Loan, 4.844%, (1 mo. USD LIBOR + 2.75%), 6/21/24	557,454	556,990
		2,552,566

Equipment Leasing - 0.4%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 1/15/25 (9)	1,840,000	1,820,772

Financial - 0.0% (13)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10 (10)(11)(12)	3,077,944	48,552

Food/Drug Retailers - 0.2%
Albertsons, LLC, Term Loan, 4.844%, (1 mo. USD LIBOR + 2.75%), 8/25/21	1,017,431	1,008,290

Total Floating Rate Loans (Cost $14,848,459)		11,754,695

TIME DEPOSIT - 4.3%
State Street Bank and Trust Eurodollar Time Deposit, 0.28%, 7/2/18	21,107,388	21,107,388

Total Time Deposit (Cost $21,107,388)		21,107,388

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.8%
State Street Navigator Securities Lending Government Money Market Portfolio	8,903,388	8,903,388

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $8,903,388)		8,903,388

TOTAL INVESTMENTS (Cost $515,961,068) - 102.0%		500,121,382
Other assets and liabilities, net - (2.0%)		(9,912,502)

NET ASSETS - 100.0%	490,208,880

NOTES TO SCHEDULE OF INVESTMENTS
(1) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $148,943,684, which represents 30.4% of the net assets of the Fund as of June 30, 2018.

(2) All or a portion of this security was on loan at June 30, 2018. The aggregate market value of securities on loan at June 30, 2018 was $9,303,620 and the total market value of the collateral received by the Fund was $9,621,778, comprised of cash of $8,903,388 and U.S. Government and/or agencies securities of $718,390.

(3) Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(4) Security converts to floating rate after the indicated fixed-rate coupon period.
(5) Variable rate security. The stated interest rate represents the rate in effect at June 30, 2018.
(6) Multi-step coupon security. The interest rate disclosed is that which is in effect on June 30, 2018.
(7) Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2018.
(8) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at June 30, 2018. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(9) The floating-rate loan will settle after June 30, 2018, at which time the interest rate will be determined.
(10) For fair value measurement disclosure purposes, security is categorized as Level 3.
(11) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.
(12) Restricted security. Total market value of restricted securities amounts to $48,552, which represents less than 0.05% of the net assets of the Fund as of June 30, 2018.
(13) Amount is less than 0.05%.

Abbreviations:
LIBOR:	London Interbank Offered Rate
USD:	United States Dollar

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION MONTH/YEAR	NOTIONAL AMOUNT	VALUE/NET UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. Ultra-Long Treasury Bond	256	Sep-18	$40,848,000	$628,868
Short:
U.S. Ultra 10-Year Treasury Note	(330)	Sep-18	($42,317,344)	($211,775)

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10	5/26/05-6/13/07	3,077,944

At June 30, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended June 30, 2018, the Fund used futures contracts and options on futures contracts to hedge interest rate risk and to manage duration.
At June 30, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $628,868 and $211,775, respectively.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.
The following table summarizes the market value of the Fund's holdings as of June 30, 2018, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3(1)	Total
Corporate Bonds	$—	$375,163,659	$—	$375,163,659
Asset-Backed Securities	—	61,648,119	—	61,648,119
Commercial Mortgage-Backed Securities	—	11,434,834	—	11,434,834
Collateralized Mortgage-Backed Obligations	—	7,416,049	—	7,416,049
Sovereign Government Bonds	—	2,693,250	—	2,693,250
Floating Rate Loans	—	11,706,143	48,552	11,754,695
Time Deposit	—	21,107,388	—	21,107,388
Short Term Investment of Cash Collateral for Securities Loaned	8,903,388	—	—	8,903,388
Total Investments	$8,903,388	$491,169,442	$48,552	$500,121,382
Futures Contracts(2)	$628,868	$—	$—	$628,868
Total	$9,532,256	$491,169,442	$48,552	$500,750,250

Liabilities
Futures Contracts(2)	$(211,775)	$—	$—	$(211,775)
(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2018 is not presented. There were no transfers between Level 1 and Level 2 during the fiscal year to date ended June 30, 2018.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT SHORT DURATION INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2018 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - 62.7%
Basic Materials - 0.2%
Sherwin-Williams Co. (The), 2.75%, 6/1/22	3,400,000	3,293,733

Communications - 4.2%
AT&T, Inc.:
3.20%, 3/1/22	4,000,000	3,927,562
3.298%, (3 mo. USD LIBOR + 0.95%), 7/15/21 (1)	2,800,000	2,827,873
3.60%, 2/17/23	6,000,000	5,915,583
3.80%, 3/15/22	10,760,000	10,784,743
3.80%, 3/1/24	1,650,000	1,619,591
Crown Castle Towers LLC:
3.222%, 5/15/42 (2)	2,765,000	2,716,391
4.883%, 8/15/40 (2)	2,000,000	2,052,230
SBA Communications Corp., 4.00%, 10/1/22 (2)	6,425,000	6,176,031
Sprint Communications, Inc., 9.00%, 11/15/18 (2)	3,750,000	3,829,688
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 3.36%, 9/20/21 (2)	2,437,500	2,416,172
Verizon Communications, Inc.:
3.443%, (3 mo. USD LIBOR + 1.10%), 5/15/25 (1)	6,369,000	6,367,588
4.329%, 9/21/28 (2)	9,322,000	9,257,658
		57,891,110

Consumer, Cyclical - 8.9%
American Airlines Pass-Through Trust:
5.25%, 7/15/25	3,513,841	3,590,372
5.60%, 1/15/22 (2)	7,814,733	7,981,851
Azul Investments LLP, 5.875%, 10/26/24 (2)	3,210,000	2,732,512
CVS Health Corp.:
2.80%, 7/20/20	2,000,000	1,984,020
3.125%, 3/9/20	5,115,000	5,110,298
3.50%, 7/20/22	5,000,000	4,964,404
3.70%, 3/9/23	7,736,000	7,665,403
4.10%, 3/25/25	8,362,000	8,328,299
CVS Pass-Through Trust, 6.036%, 12/10/28	1,460,413	1,556,474
Delta Air Lines Pass-Through Trust Series 1A, 6.20%, 1/2/20	1,663,020	1,663,020
Ford Motor Credit Co. LLC:
2.262%, 3/28/19	2,538,000	2,525,902
2.835%, (3 mo. USD LIBOR + 0.81%), 4/5/21 (1)	2,000,000	2,007,764
2.979%, 8/3/22	10,427,000	10,043,534
3.116%, (3 mo. USD LIBOR + 0.79%), 6/12/20 (1)	14,310,000	14,383,916
3.293%, (3 mo. USD LIBOR + 0.93%), 11/4/19 (1)	4,700,000	4,733,345
3.336%, 3/18/21	4,500,000	4,461,956
3.911%, (3 mo. USD LIBOR + 1.58%), 1/8/19 (1)	9,000,000	9,058,213
Newell Rubbermaid, Inc.:
2.60%, 3/29/19	850,000	847,169

3.15%, 4/1/21	5,000,000	4,956,471
Tapestry, Inc.:
4.125%, 7/15/27	5,000,000	4,775,043
4.25%, 4/1/25	3,500,000	3,462,168
Virgin Australia Pass-Through Trust:
5.00%, 4/23/25 (2)	2,103,971	2,141,600
6.00%, 4/23/22 (2)	2,031,732	2,067,288
Walgreens Boots Alliance, Inc.:
2.70%, 11/18/19	3,000,000	2,988,341
3.30%, 11/18/21	2,000,000	1,989,086
Wyndham Destinations, Inc., 4.15%, 4/1/24	6,756,000	6,679,995
		122,698,444

Consumer, Non-cyclical - 5.0%
Abbott Laboratories, 2.35%, 11/22/19	522,000	519,104
Amgen, Inc., 2.70%, 5/1/22	4,000,000	3,887,748
AstraZeneca plc, 2.375%, 11/16/20	5,000,000	4,908,049
Becton Dickinson and Co.:
2.133%, 6/6/19	4,100,000	4,076,115
2.404%, 6/5/20	2,628,000	2,581,936
2.675%, 12/15/19	6,600,000	6,552,614
2.894%, 6/6/22	2,628,000	2,543,503
3.211%, (3 mo. USD LIBOR + 0.875%), 12/29/20 (1)	4,907,000	4,916,170
3.363%, 6/6/24	4,100,000	3,942,011
Grupo Bimbo SAB de CV, 4.50%, 1/25/22 (2)	5,000,000	5,109,995
Keurig Dr Pepper, Inc.:
3.551%, 5/25/21 (2)	2,106,000	2,109,140
4.057%, 5/25/23 (2)	2,254,000	2,264,873
4.417%, 5/25/25 (2)	1,844,000	1,855,539
Kraft Heinz Foods Co.:
2.80%, 7/2/20	5,000,000	4,962,388
3.173%, (3 mo. USD LIBOR + 0.82%), 8/10/22 (1)	6,800,000	6,826,774
3.375%, 6/15/21	846,000	847,930
Life Technologies Corp., 6.00%, 3/1/20	3,200,000	3,336,715
Mondelez International Holdings Netherlands BV, 2.00%, 10/28/21 (2)	3,000,000	2,864,194
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 5/15/23 (2)	4,160,000	4,451,200
		68,555,998

Energy - 0.6%
Oceaneering International, Inc., 4.65%, 11/15/24	8,858,000	8,469,673

Financial - 30.0%
Ally Financial, Inc.:
3.25%, 11/5/18	11,800,000	11,814,750
3.50%, 1/27/19	11,974,000	11,974,000
4.125%, 3/30/20	1,840,000	1,846,900
8.00%, 12/31/18	1,000,000	1,021,250
ANZ New Zealand International Ltd., 2.20%, 7/17/20 (2)	3,071,000	3,010,600
Bank of America Corp.:
2.151%, 11/9/20	5,925,000	5,792,750
2.742%, (3 mo. USD LIBOR + 0.38%), 1/23/22 (1)	5,465,000	5,433,372

2.816% to 7/21/22, 7/21/23 (3)	15,000,000	14,507,912
2.881% to 4/24/22, 4/24/23 (3)	7,200,000	7,004,237
3.108%, (3 mo. USD LIBOR + 0.79%), 3/5/24 (1)	15,360,000	15,318,557
3.124% to 1/20/22, 1/20/23 (3)	6,000,000	5,900,151
3.499% to 5/17/21, 5/17/22 (3)	11,518,000	11,515,829
Capital One Financial Corp.:
2.50%, 5/12/20	11,249,000	11,094,041
3.079%, (3 mo. USD LIBOR + 0.72%), 1/30/23 (1)	22,500,000	22,383,721
3.30%, 10/30/24	7,082,000	6,733,194
Capital One NA:
2.25%, 9/13/21	2,000,000	1,918,172
2.65%, 8/8/22	3,385,000	3,250,186
CBL & Associates LP:
5.25%, 12/1/23 (4)	1,682,000	1,464,490
5.95%, 12/15/26 (4)	1,285,000	1,083,569
CIT Group, Inc., 3.875%, 2/19/19	1,529,500	1,535,618
Citigroup, Inc.:
2.65%, 10/26/20	7,980,000	7,860,087
2.70%, 3/30/21	7,000,000	6,867,626
2.75%, 4/25/22	7,200,000	6,973,539
2.876% to 7/24/22, 7/24/23 (3)	14,000,000	13,508,823
3.142% to 1/24/22, 1/24/23 (3)	8,405,000	8,239,016
3.576%, (3 mo. USD LIBOR + 1.25%), 7/1/26 (1)	6,900,000	6,905,511
5.80% to 11/15/19 (3)(5)	6,400,000	6,548,032
6.125% to 11/15/20 (3)(5)	6,000,000	6,270,000
Citizens Bank NA, 2.25%, 3/2/20	4,300,000	4,228,120
Commonwealth Bank of Australia:
2.00%, 9/6/21 (2)	3,000,000	2,864,561
2.50%, 9/18/22 (2)	4,340,000	4,160,332
Credit Acceptance Corp., 6.125%, 2/15/21	6,050,000	6,102,937
Crown Castle International Corp.:
3.20%, 9/1/24	4,390,000	4,147,097
3.40%, 2/15/21	4,000,000	3,997,527
Digital Realty Trust LP:
2.75%, 2/1/23	5,000,000	4,766,016
3.95%, 7/1/22	3,540,000	3,578,362
Discover Bank:
3.10%, 6/4/20	1,000,000	995,281
3.35%, 2/6/23	3,984,000	3,885,225
8.70%, 11/18/19	2,107,000	2,246,766
EPR Properties:
4.50%, 6/1/27	4,260,000	4,074,506
4.95%, 4/15/28	2,130,000	2,087,101
Goldman Sachs Group, Inc. (The):
2.876% to 10/31/21, 10/31/22 (3)	5,033,000	4,915,779
2.905% to 7/24/22, 7/24/23 (3)	5,484,000	5,285,479
2.908% to 6/5/22, 6/5/23 (3)	6,000,000	5,791,411
3.359%, (3 mo. USD LIBOR + 1.00%), 7/24/23 (1)	4,000,000	4,016,894
3.491%, (3 mo. USD LIBOR + 1.17%), 5/15/26 (1)	6,749,000	6,673,595
International Finance Corp., 1.75%, 3/30/20	3,900,000	3,841,843
iStar, Inc.:

5.00%, 7/1/19	6,814,000	6,801,224
6.00%, 4/1/22	1,666,000	1,670,165
JPMorgan Chase & Co., Series V, 5.00% to 7/1/19 (3)(5)	6,670,000	6,711,687
KeyCorp., 2.90%, 9/15/20	5,000,000	4,962,392
MGIC Investment Corp., 5.75%, 8/15/23	3,000,000	3,075,000
Morgan Stanley:
2.80%, 6/16/20	5,000,000	4,961,793
3.125%, 1/23/23	8,000,000	7,810,837
3.155%, (3 mo. USD LIBOR + 0.80%), 2/14/20 (1)	3,500,000	3,510,933
3.583%, (3 mo. USD LIBOR + 1.22%), 5/8/24 (1)	7,200,000	7,276,847
3.759%, (3 mo. USD LIBOR + 1.40%), 10/24/23 (1)	12,000,000	12,281,925
4.875%, 11/1/22	4,875,000	5,059,813
5.45% to 7/15/19 (3)(5)	4,775,000	4,843,665
Realogy Group LLC / Realogy Co-Issuer Corp., 4.50%, 4/15/19 (2)	3,160,000	3,175,800
Regions Financial Corp., 2.75%, 8/14/22	2,545,000	2,457,157
Springleaf Finance Corp.:
6.875%, 3/15/25	3,400,000	3,383,000
7.125%, 3/15/26	2,330,000	2,324,175
Synchrony Bank:
3.00%, 6/15/22	1,900,000	1,830,847
3.65%, 5/24/21	6,500,000	6,507,704
Synchrony Financial:
2.60%, 1/15/19	4,000,000	3,992,862
3.00%, 8/15/19	13,661,000	13,637,764
4.50%, 7/23/25	7,000,000	6,882,978
Synovus Financial Corp., 3.125%, 11/1/22	4,533,000	4,334,681
Toronto-Dominion Bank (The), 1.85%, 9/11/20	3,000,000	2,922,431
Westpac Banking Corp., 3.046%, (3 mo. USD LIBOR + 0.71%), 6/28/22 (1)	8,000,000	8,059,879
		413,910,324

Industrial - 2.9%
Carlisle Cos., Inc., 3.50%, 12/1/24	1,839,000	1,776,773
CNH Industrial Capital LLC, 3.375%, 7/15/19 (4)	6,700,000	6,722,110
Jabil, Inc.:
3.95%, 1/12/28	1,910,000	1,806,612
4.70%, 9/15/22	4,952,000	5,106,007
JSL Europe SA, 7.75%, 7/26/24 (2)(4)	5,370,000	4,846,425
Nvent Finance S.a.r.l., 3.95%, 4/15/23 (2)	5,906,000	5,849,306
Owens Corning, 4.20%, 12/15/22	3,000,000	3,009,321
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.375%, 2/1/22 (2)	2,500,000	2,465,547
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 5.75%, 10/15/20	3,265,893	3,282,223
SMBC Aviation Capital Finance DAC:
2.65%, 7/15/21 (2)	3,160,000	3,065,905
3.00%, 7/15/22 (2)(4)	2,625,000	2,532,972
		40,463,201

Technology - 9.5%
Apple, Inc., 2.85%, 2/23/23	6,500,000	6,400,591
Broadridge Financial Solutions, Inc., 3.95%, 9/1/20	6,275,000	6,365,338
CA, Inc.:
4.70%, 3/15/27	6,000,000	6,066,570

5.375%, 12/1/19	1,160,000	1,191,144
Dell International LLC/EMC Corp.:
3.48%, 6/1/19 (2)	9,150,000	9,175,143
4.42%, 6/15/21 (2)	26,000,000	26,386,633
DXC Technology Co.:
2.875%, 3/27/20	3,898,000	3,871,565
3.25%, (3 mo. USD LIBOR + 0.95%), 3/1/21 (1)	23,000,000	23,006,535
Marvell Technology Group Ltd., 4.20%, 6/22/23	8,999,000	8,996,881
Microchip Technology, Inc., 4.333%, 6/1/23 (2)	11,717,000	11,745,839
NXP BV/NXP Funding LLC:
3.875%, 9/1/22 (2)	3,480,000	3,427,800
4.625%, 6/15/22 (2)	3,705,000	3,769,837
4.625%, 6/1/23 (2)	4,635,000	4,700,817
Seagate HDD Cayman:
4.875%, 3/1/24	4,000,000	3,925,547
4.875%, 6/1/27	4,435,000	4,127,983
Western Digital Corp., 4.75%, 2/15/26	7,480,000	7,288,325
		130,446,548

Utilities - 1.4%
Avangrid, Inc., 3.15%, 12/1/24	7,484,000	7,206,226
NextEra Energy Operating Partners LP, 4.25%, 9/15/24 (2)	5,350,000	5,162,750
WGL Holdings, Inc., 2.719%, (3 mo. USD LIBOR + 0.40%), 11/29/19 (1)(4)	6,600,000	6,605,241
		18,974,217

Total Corporate Bonds (Cost $875,897,945)		864,703,248

ASSET-BACKED SECURITIES - 24.3%
AASET US Ltd., Series 2018-1A, Class A, 3.844%, 1/16/38 (2)	1,653,083	1,641,926
American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786%, 10/17/36 (2)	140,665	142,393
Avant Loans Funding Trust:
Series 2016-C, Class C, 8.83%, 8/15/22 (2)	4,500,000	4,647,181
Series 2017-A, Class C, 6.05%, 5/15/24 (2)	6,100,000	6,216,134
Avis Budget Rental Car Funding AESOP LLC:
Series 2013-1A, Class A, 1.92%, 9/20/19 (2)	10,567,500	10,557,638
Series 2013-2A, Class A, 2.97%, 2/20/20 (2)	14,689,000	14,699,417
Series 2013-2A, Class B, 3.66%, 2/20/20 (2)	2,000,000	2,004,224
Chesapeake Funding II LLC, Series 2017-4A, Class A1, 2.12%, 11/15/29 (2)	9,600,000	9,495,475
Citi Held For Asset Issuance, Series 2015-PM1, Class C, 5.01%, 12/15/21 (2)	3,338,181	3,352,073
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47 (2)	6,246,900	6,345,493
Commonbond Student Loan Trust, Series 2015-A, Class A, 3.20%, 6/25/32 (2)	1,165,908	1,160,624
Conn Funding II LP:
Series 2017-A, Class B, 5.11%, 2/15/20 (2)	3,186,417	3,204,592
Series 2017-B, Class A, 2.73%, 7/15/20 (2)	3,769,043	3,768,620
Series 2017-B, Class B, 4.52%, 11/15/20 (2)	3,055,000	3,080,231
Consumer Loan Underlying Bond Credit Trust:
Series 2017-NP1, Class C, 5.13%, 4/17/23 (2)	3,000,000	3,027,890
Series 2017-P1, Class A, 2.42%, 9/15/23 (2)	1,081,845	1,079,364
Series 2017-P2, Class A, 2.61%, 1/15/24 (2)	3,814,348	3,800,662
Credit Acceptance Auto Loan Trust, Series 2017-2A, Class A, 2.55%, 2/17/26 (2)	4,315,000	4,270,039

DB Master Finance LLC:
Series 2015-1A, Class A2II, 3.98%, 2/20/45 (2)	9,249,300	9,284,544
Series 2017-1A, Class A2I, 3.629%, 11/20/47 (2)	768,140	755,281
Dell Equipment Finance Trust:
Series 2017-1, Class A2, 1.86%, 6/24/19 (2)	507,377	506,655
Series 2017-2, Class A3, 2.19%, 10/24/22 (2)	1,250,000	1,237,125
Driven Brands Funding LLC:
Series 2015-1A, Class A2, 5.216%, 7/20/45 (2)	6,045,000	6,252,687
Series 2018-1A, Class A2, 4.739%, 4/20/48 (2)	1,695,000	1,709,694
Eagle I Ltd., Series 2014-1A, Class A1, 2.57%, 12/15/39 (2)	1,018,114	1,013,951
Element Rail Leasing I LLC, Series 2014-1A, Class A1, 2.299%, 4/19/44 (2)	2,740,401	2,724,191
FOCUS Brands Funding LLC, Series 2017-1A, Class A2I, 3.857%, 4/30/47 (2)	3,445,200	3,451,725
FRS I LLC:
Series 2013-1A, Class A1, 1.80%, 4/15/43 (2)	716,873	712,268
Series 2013-1A, Class A2, 3.08%, 4/15/43 (2)	6,655,114	6,603,120
Series 2013-1A, Class B, 3.96%, 4/15/43 (2)	5,980,778	5,944,168
Hardee's Funding LLC, Series 2018-1A, Class AI, 4.25%, 6/20/48 (2)	2,840,000	2,851,048
Invitation Homes Trust:
Series 2017-SFR2, Class A, 2.935%, (1 mo. USD LIBOR + 0.85%), 12/17/36 (1)(2)	2,852,907	2,858,080
Series 2017-SFR2, Class B, 3.235%, (1 mo. USD LIBOR + 1.15%), 12/17/36 (1)(2)	2,097,000	2,112,936
Series 2017-SFR2, Class C, 3.535%, (1 mo. USD LIBOR + 1.45%), 12/17/36 (1)(2)	735,000	739,292
Series 2018-SFR1, Class B, 3.035%, (1 mo. USD LIBOR + 0.95%), 3/17/37 (1)(2)	865,000	860,947
Series 2018-SFR1, Class C, 3.335%, (1 mo. USD LIBOR + 1.25%), 3/17/37 (1)(2)	1,480,000	1,484,625
Series 2018-SFR2, Class D, 3.523%, (1 mo. USD LIBOR + 1.45%), 6/17/37 (1)(2)	15,062,000	15,074,113
Series 2018-SFR3, Class D, 3.65%, (1 mo. USD LIBOR + 1.65%), 7/17/37 (1)(2)	4,000,000	4,010,734
Marlette Funding Trust:
Series 2017-2A, Class A, 2.39%, 7/15/24 (2)	1,406,957	1,404,049
Series 2017-3A, Class A, 2.36%, 12/15/24 (2)	1,352,124	1,346,914
Series 2018-1A, Class A, 2.61%, 3/15/28 (2)	5,040,604	5,027,095
Murray Hill Marketplace Trust, Series 2016-LC1, Class B, 6.15%, 11/25/22 (2)	132,655	132,770
NextGear Floorplan Master Owner Trust:
Series 2015-2A, Class A, 2.38%, 10/15/20 (2)	13,625,000	13,614,462
Series 2017-2A, Class A2, 2.56%, 10/17/22 (2)	1,400,000	1,377,400
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class A, 2.31%, 12/14/21 (2)	6,450,000	6,403,316
OneMain Financial Issuance Trust:
Series 2015-1A, Class A, 3.19%, 3/18/26 (2)	3,925,420	3,938,778
Series 2015-1A, Class B, 3.85%, 3/18/26 (2)	1,000,000	1,007,844
Series 2015-2A, Class A, 2.57%, 7/18/25 (2)	1,541,550	1,543,101
Series 2017-1A, Class A2, 2.857%, (1 mo. USD LIBOR + 0.80%), 9/14/32 (1)(2)	6,350,000	6,371,763
Oportun Funding VI LLC:
Series 2017-A, Class A, 3.23%, 6/8/23 (2)	2,060,000	2,029,522
Series 2018-B, Class A, 3.91%, 7/8/24 (2)	5,333,000	5,332,406
Progress Residential Trust:
Series 2015-SFR2, Class D, 3.684%, 6/12/32 (2)	1,221,000	1,211,935
Series 2016-SFR1, Class E, 5.935%, (1 mo. USD LIBOR + 3.85%), 9/17/33 (1)(2)	2,000,000	2,026,383
Series 2016-SFR2, Class E, 5.635%, (1 mo. USD LIBOR + 3.55%), 1/17/34 (1)(2)	6,795,000	6,918,147
Prosper Marketplace Issuance Trust:
Series 2017-1A, Class A, 2.56%, 6/15/23 (2)	1,821,767	1,822,111
Series 2017-1A, Class B, 3.65%, 6/15/23 (2)	5,010,000	5,026,264
Series 2017-1A, Class C, 5.80%, 6/15/23 (2)	2,825,000	2,874,139
Series 2017-2A, Class A, 2.41%, 9/15/23 (2)	2,391,198	2,387,588

Series 2017-2A, Class B, 3.48%, 9/15/23 (2)	5,950,000	5,950,568
Series 2017-3A, Class A, 2.36%, 11/15/23 (2)	12,661,331	12,613,932
Series 2017-3A, Class B, 3.36%, 11/15/23 (2)	12,530,000	12,463,864
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25 (2)	1,779,653	1,759,910
SBA Tower Trust, Series 2014-1A, Class C, 2.898%, 10/15/44 (2)	7,000,000	6,957,971
Sierra Timeshare Receivables Funding LLC:
Series 2013-3A, Class B, 2.70%, 10/20/30 (2)	17,607	17,590
Series 2014-1A, Class A, 2.07%, 3/20/30 (2)	445,670	444,668
Series 2014-1A, Class B, 2.42%, 3/20/30 (2)	445,670	444,368
Series 2014-3A, Class B, 2.80%, 10/20/31 (2)	634,531	631,661
Series 2015-2A, Class B, 3.02%, 6/20/32 (2)	805,637	801,029
Series 2015-3A, Class B, 3.08%, 9/20/32 (2)	1,044,871	1,039,224
Social Professional Loan Program LLC:
Series 2014-B, Class A1, 3.341%, (1 mo. USD LIBOR + 1.25%), 8/25/32 (1)(2)	1,455,626	1,471,220
Series 2014-B, Class A2, 2.55%, 8/27/29 (2)	627,946	622,863
Series 2015-A, Class A2, 2.42%, 3/25/30 (2)	729,237	719,704
Series 2015-B, Class B, 3.52%, 3/25/36 (2)	2,753,306	2,717,909
SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.05%, 4/25/29 (2)	5,153,826	5,141,421
Springleaf Funding Trust:
Series 2015-AA, Class A, 3.16%, 11/15/24 (2)	7,205,062	7,203,221
Series 2016-AA, Class A, 2.90%, 11/15/29 (2)	11,358,000	11,302,546
Taco Bell Funding LLC, Series 2016-1A, Class A2I, 3.832%, 5/25/46 (2)	12,312,500	12,350,235
Tesla Auto Lease Trust, Series 2018-A, Class A, 2.32%, 12/20/19 (2)	3,512,781	3,501,819
Toyota Auto Receivables Owner Trust, Series 2016-B, Class A4, 1.52%, 8/16/21	4,780,000	4,708,539
Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2, 4.072%, 2/16/43 (2)	5,061,073	5,067,245
Verizon Owner Trust, Series 2016-1A, Class A, 1.42%, 1/20/21 (2)	2,920,000	2,905,483
Wendys Funding LLC, Series 2015-1A, Class A2II, 4.08%, 6/15/45 (2)	9,457,563	9,584,483

Total Asset-Backed Securities (Cost $336,100,216)		334,898,620

U.S. TREASURY OBLIGATIONS - 0.9%
U.S. Treasury Inflation Index Bond, 1.75%, 1/15/28 (6)	11,240,426	12,286,211

Total U.S. Treasury Obligations (Cost $12,398,554)		12,286,211

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS - 6.4%
Bellemeade Re Ltd., Series 2015-1A, Class M2, 6.391%, (1 mo. USD LIBOR + 4.30%), 7/25/25 (1)(2)	9,189,696	9,331,267
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-HQA2, Class M2, 4.891%, (1 mo. USD LIBOR + 2.80%), 5/25/28 (1)	5,964,871	6,141,252
Series 2016-HQA1, Class M2, 4.841%, (1 mo. USD LIBOR + 2.75%), 9/25/28 (1)	4,865,836	4,979,257
Series 2016-HQA2, Class M2, 4.341%, (1 mo. USD LIBOR + 2.25%), 11/25/28 (1)	3,131,333	3,209,864
Series 2017-DNA3, Class M1, 2.841%, (1 mo. USD LIBOR + 0.75%), 3/25/30 (1)	3,566,952	3,579,656
Series 2017-HQA3, Class M1, 2.641%, (1 mo. USD LIBOR + 0.55%), 4/25/30 (1)	1,938,877	1,942,276
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C03, Class 1M2, 5.091%, (1 mo. USD LIBOR + 3.00%), 7/25/24 (1)	18,834,607	20,251,093
Series 2014-C03, Class 2M2, 4.991%, (1 mo. USD LIBOR + 2.90%), 7/25/24 (1)	15,633,045	16,669,248
Series 2014-C04, Class 1M2, 6.991%, (1 mo. USD LIBOR + 4.90%), 11/25/24 (1)	8,263,683	9,494,551
Series 2016-C03, Class 2M1, 4.291%, (1 mo. USD LIBOR + 2.20%), 10/25/28 (1)	785,628	789,708

Series 2017-C01, Class 1M1, 3.391%, (1 mo. USD LIBOR + 1.30%), 7/25/29 (1)	3,187,351	3,219,004
Series 2017-C05, Class 1M2, 4.291%, (1 mo. USD LIBOR + 2.20%), 1/25/30 (1)	2,285,000	2,325,057
Series 2017-C06, Class 1M2, 4.741%, (1 mo. USD LIBOR + 2.65%), 2/25/30 (1)	1,400,000	1,447,507
Series 2017-C07, Class 1M1, 2.741%, (1 mo. USD LIBOR + 0.65%), 5/25/30 (1)	4,788,420	4,805,150

Total Collateralized Mortgage-Backed Obligations (Cost $87,281,213)		88,184,890

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.7%
CLNS Trust, Series 2017-IKPR, Class B, 3.046%, (1 mo. USD LIBOR + 1.00%), 6/11/32 (1)(2)	6,770,000	6,769,905
Colony Multifamily Mortgage Trust, Series 2014-1, Class A, 2.543%, 4/20/50 (2)	303,115	301,454
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27 (2)	4,200,000	4,142,524
Series 2014-DSTY, Class C, 3.931%, 6/10/27 (2)(7)	1,920,000	1,888,800
Morgan Stanley Capital I Trust, Series 2017-CLS, Class A, 2.773%, (1 mo. USD LIBOR + 0.70%), 11/15/34 (1)(2)	4,540,000	4,537,241
Motel 6 Trust:
Series 2017-MTL6, Class C, 3.473%, (1 mo. USD LIBOR + 1.40%), 8/15/34 (1)(2)	4,272,453	4,281,036
Series 2017-MTL6, Class D, 4.223%, (1 mo. USD LIBOR + 2.15%), 8/15/34 (1)(2)	2,155,780	2,164,226
RETL Trust:
Series 2018-RVP, Class A, 3.173%, (1 mo. USD LIBOR + 1.10%), 3/15/33 (1)(2)	4,477,760	4,501,965
Series 2018-RVP, Class B, 3.823%, (1 mo. USD LIBOR + 1.75%), 3/15/33 (1)(2)	3,710,279	3,734,185
Series 2018-RVP, Class C, 4.123%, (1 mo. USD LIBOR + 2.05%), 3/15/33 (1)(2)	2,862,753	2,885,593
TRU Trust, Series 2016-TOYS, Class A, 4.323%, (1 mo. USD LIBOR + 2.25%), 11/15/30 (1)(2)	1,883,623	1,869,792

Total Commercial Mortgage-Backed Securities (Cost $37,245,885)		37,076,721

SOVEREIGN GOVERNMENT BONDS - 0.4%
Nacional Financiera SNC, 3.375%, 11/5/20 (2)	6,000,000	5,985,000

Total Sovereign Government Bonds (Cost $5,994,767)		5,985,000

FLOATING RATE LOANS (8) - 2.4%
Building and Development - 0.3%
DTZ U.S. Borrower, LLC, Term Loan, 11/4/21 (9)	3,560,000	3,560,000

Business Equipment and Services - 0.2%
Change Healthcare Holdings, LLC, Term Loan, 3/1/24 (9)	3,110,000	3,103,584

Cable and Satellite Television - 0.4%
UPC Financing Partnership, Term Loan, 4.573%, (1 mo. USD LIBOR + 2.50%), 1/15/26	2,820,000	2,792,858
Ziggo Secured Finance Partnership, Term Loan, 4.573%, (1 mo. USD LIBOR + 2.50%), 4/15/25	2,820,000	2,794,445
		5,587,303

Drugs - 0.4%
Jaguar Holding Company II, Term Loan, 4.594%, (1 mo. USD LIBOR + 2.50%), 8/18/22	5,326,272	5,300,749

Electronics/Electrical - 0.5%
Infor (US), Inc., Term Loan, 2/1/22 (9)	5,325,000	5,307,028

MA FinanceCo., LLC, Term Loan, 4.844%, (1 mo. USD LIBOR + 2.75%), 6/21/24	229,581	228,218
Seattle Spinco, Inc., Term Loan, 4.844%, (1 mo. USD LIBOR + 2.75%), 6/21/24	1,550,419	1,549,127
		7,084,373

Equipment Leasing - 0.4%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 1/15/25 (9)	5,070,000	5,017,019

Financial - 0.0% (10)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10 (11)(12)(13)(14)	385,345	6,078

Food/Drug Retailers - 0.2%
Albertsons, LLC, Term Loan, 4.844%, (1 mo. USD LIBOR + 2.75%), 8/25/21	2,812,897	2,787,626

Total Floating Rate Loans (Cost $33,004,356)		32,446,732

TIME DEPOSIT - 0.8%
State Street Bank and Trust Eurodollar Time Deposit, 0.28%, 7/2/18	11,684,689	11,684,689

Total Time Deposit (Cost $11,684,689)		11,684,689

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio	7,749,885	7,749,885

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $7,749,885)		7,749,885

TOTAL INVESTMENTS (Cost $1,407,357,510) - 101.2%		1,395,015,996
Other assets and liabilities, net - (1.2%)		(16,640,234)
NET ASSETS - 100.0%		1,378,375,762

NOTES TO SCHEDULE OF INVESTMENTS
(1) Variable rate security. The stated interest rate represents the rate in effect at June 30, 2018.
(2) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $538,949,698, which represents 39.1% of the net assets of the Fund as of June 30, 2018.

(3) Security converts to floating rate after the indicated fixed-rate coupon period.
(4) All or a portion of this security was on loan at June 30, 2018. The aggregate market value of securities on loan at June 30, 2018 was $7,459,371 and the total market value of the collateral received by the Fund was $7,749,885, comprised of cash.

(5) Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(6) Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(7) Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2018.
(8) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate ("LIBOR") or other short term rates. The rate shown is the rate in effect at June 30, 2018. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(9) The floating rate loan will settle after June 30, 2018, at which time the interest rate will be determined.
(10) Amount is less than 0.05%.
(11) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.
(12) For fair value measurement disclosure purposes, security is categorized as Level 3.
(13) Restricted security. Total market value of restricted securities amounts to $6,078, which represents less than 0.05% of the net assets of the Fund as of June 30, 2018.
(14) Non-income producing security.

Abbreviations:
LIBOR:	London Interbank Offered Rate

Currency Abbreviations:
USD:	United States Dollar

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION MONTH/YEAR	NOTIONAL AMOUNT	VALUE/NET UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. 2-Year Treasury Note	688	Sep-18	$145,737,751	($43,310)
Short:
U.S. Ultra 10-Year Treasury Note	(211)	Sep-18	($27,057,453)	($180,640)

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10	5/26/05-6/13/07	385,345

At June 30, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended June 30, 2018, the Fund used futures contracts to hedge against fluctuations in interest rates and to manage overall duration of the Fund.
At June 30, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $223,950.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.
The following table summarizes the market value of the Fund's holdings as of June 30, 2018, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3(1)	Total
Corporate Bonds	$—	$864,703,248	$—	$864,703,248
Asset-Backed Securities	—	334,898,620	—	334,898,620
U.S. Treasury Obligations	—	12,286,211	—	12,286,211
Collateralized Mortgage-Backed Obligations	—	88,184,890	—	88,184,890
Commercial Mortgage-Backed Securities	—	37,076,721	—	37,076,721
Sovereign Government Bonds	—	5,985,000	—	5,985,000
Floating Rate Loans	—	32,440,654	6,078	32,446,732
Time Deposit	—	11,684,689	—	11,684,689
Short Term Investment of Cash Collateral for Securities Loaned	7,749,885	—	—	7,749,885
Total Investments	$7,749,885	$1,387,260,033	$6,078	$1,395,015,996

Liabilities
Futures Contracts(2)	$(223,950)	$—	$—	$(223,950)

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2018 is not presented. There were no transfers between Level 1 and Level 2 during the fiscal year to date ended June 30, 2018.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT LONG-TERM INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2018 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - 85.6%
Basic Materials - 0.8%
Sherwin-Williams Co. (The):
3.45%, 6/1/27	182,000	172,106
4.50%, 6/1/47	425,000	406,896
		579,002

Communications - 10.9%
AT&T, Inc.:
4.75%, 5/15/46	2,000,000	1,791,738
5.15%, 3/15/42	660,000	626,814
CBS Corp.:
2.90%, 1/15/27	200,000	178,568
4.60%, 1/15/45	225,000	208,203
Comcast Corp.:
3.15%, 3/1/26	310,000	291,296
3.20%, 7/15/36	515,000	429,004
4.25%, 1/15/33	305,000	298,166
Crown Castle Towers LLC, 3.663%, 5/15/25 (1)	487,000	478,190
NBCUniversal Media LLC, 4.45%, 1/15/43	1,000,000	946,678
Verizon Communications, Inc.:
4.125%, 3/16/27	350,000	345,629
4.522%, 9/15/48	500,000	457,278
4.862%, 8/21/46	1,695,000	1,624,501
Warner Media LLC:
4.85%, 7/15/45	190,000	173,569
4.90%, 6/15/42	500,000	461,380
		8,311,014

Consumer, Cyclical - 9.0%
Azul Investments LLP, 5.875%, 10/26/24 (1)	530,000	451,162
CVS Health Corp., 4.30%, 3/25/28	968,000	956,346
CVS Pass-Through Trust, 6.036%, 12/10/28	234,936	250,389
Ford Motor Co., 6.625%, 10/1/28	960,000	1,078,691
Home Depot, Inc. (The):
3.50%, 9/15/56	260,000	223,784
4.40%, 3/15/45	365,000	373,770
Mattel, Inc., 6.75%, 12/31/25 (1)(2)	170,000	165,963
Nordstrom, Inc.:
4.00%, 3/15/27	85,000	81,907
5.00%, 1/15/44	440,000	406,825
Norwegian Air Shuttle ASA Pass-Through Trust, 4.875%, 11/10/29 (1)	185,769	177,481
Starbucks Corp., 3.75%, 12/1/47	332,000	289,528
Tapestry, Inc., 4.125%, 7/15/27	832,000	794,567
Virgin Australia Pass-Through Trust, 6.00%, 4/23/22 (1)	101,056	102,824
Walgreens Boots Alliance, Inc., 4.65%, 6/1/46	515,000	475,700

Whirlpool Corp., 4.50%, 6/1/46	200,000	187,520
Wyndham Destinations, Inc., 4.50%, 4/1/27	807,000	790,860
		6,807,317

Consumer, Non-cyclical - 10.3%
AbbVie, Inc., 4.30%, 5/14/36	420,000	402,912
Amgen, Inc.:
4.40%, 5/1/45	200,000	192,043
4.663%, 6/15/51	524,000	519,842
Becton Dickinson and Co.:
3.70%, 6/6/27	825,000	781,490
4.669%, 6/6/47	160,000	155,105
Ecolab, Inc., 3.95%, 12/1/47	261,000	250,382
ERAC USA Finance LLC, 4.20%, 11/1/46 (1)	265,000	239,897
Grupo Bimbo SAB de CV, 4.875%, 6/27/44 (1)	250,000	233,233
JM Smucker Co. (The), 3.375%, 12/15/27	1,040,000	969,027
Kaiser Foundation Hospitals, 3.15%, 5/1/27	319,000	305,733
Keurig Dr Pepper, Inc.:
4.597%, 5/25/28 (1)	400,000	402,101
4.985%, 5/25/38 (1)	400,000	403,547
Kraft Heinz Foods Co.:
4.375%, 6/1/46	1,125,000	976,156
5.20%, 7/15/45	500,000	487,791
Kroger Co. (The), 3.875%, 10/15/46	415,000	346,473
Massachusetts Institute of Technology, 3.959%, 7/1/38	250,000	259,552
MEDNAX, Inc., 5.25%, 12/1/23 (1)	200,000	196,500
Merck & Co., Inc., 3.70%, 2/10/45	265,000	252,341
Pfizer, Inc., 4.00%, 12/15/36	275,000	275,473
Zoetis, Inc., 4.70%, 2/1/43	210,000	217,185
		7,866,783

Energy - 1.3%
Oceaneering International, Inc., 4.65%, 11/15/24	1,040,000	994,407

Financial - 33.0%
American Financial Group, Inc., 3.50%, 8/15/26	240,000	225,515
American Tower Corp., 3.375%, 10/15/26	790,000	732,247
Athene Holding Ltd., 4.125%, 1/12/28	804,000	742,558
Banco Santander S.A., 3.80%, 2/23/28	540,000	494,004
Bank of America Corp.:
3.419% to 12/20/27, 12/20/28 (3)	536,000	505,138
3.705% to 4/24/27, 4/24/28 (3)	190,000	183,378
3.824% to 1/20/27, 1/20/28 (3)	2,185,000	2,132,883
5.875% to 3/15/28 (3)(4)	450,000	440,437
6.10% to 3/17/25 (2)(3)(4)	350,000	364,228
Bank of Montreal, 3.803% to 12/15/27, 12/15/32 (3)	1,461,000	1,355,165
BBVA Bancomer S.A., 5.125% to 1/18/28, 1/18/33 (1)(3)	670,000	597,137
Capital One Financial Corp.:
3.75%, 7/28/26	665,000	618,756
4.20%, 10/29/25	200,000	194,474
CBL & Associates LP, 5.95%, 12/15/26 (2)	500,000	421,622

Charles Schwab Corp. (The), Series F, 5.00% to 12/1/27 (3)(4)	450,000	431,438
Chubb INA Holdings, Inc., 4.15%, 3/13/43	250,000	247,655
Citigroup, Inc.:
3.668% to 7/24/27, 7/24/28 (3)	600,000	571,065
3.887% to 1/10/27, 1/10/28 (3)	2,070,000	2,007,165
4.075% to 4/23/28, 4/23/29 (3)	167,000	164,041
4.125%, 7/25/28 (2)	270,000	258,704
4.60%, 3/9/26	670,000	669,895
6.25% to 8/15/26 (3)(4)	175,000	181,781
Citizens Financial Group, Inc., 4.30%, 12/3/25	590,000	586,944
Credit Acceptance Corp.:
6.125%, 2/15/21	250,000	252,188
7.375%, 3/15/23	160,000	166,000
Crown Castle International Corp.:
3.65%, 9/1/27	312,000	290,652
4.45%, 2/15/26	290,000	288,485
4.75%, 5/15/47	385,000	364,025
Digital Realty Trust LP:
3.70%, 8/15/27	490,000	466,369
4.75%, 10/1/25	415,000	428,158
EPR Properties:
4.50%, 6/1/27	650,000	621,697
4.95%, 4/15/28	425,000	416,440
Goldman Sachs Group, Inc. (The), 3.691% to 6/5/27, 6/5/28 (3)	1,800,000	1,707,644
MetLife, Inc.:
4.05%, 3/1/45	325,000	302,317
5.70%, 6/15/35	175,000	199,844
Morgan Stanley, 3.591% to 7/22/27, 7/22/28 (3)	2,280,000	2,168,665
Nationwide Building Society, 4.125% to 10/18/27, 10/18/32 (1)(2)(3)	600,000	550,357
Principal Financial Group, Inc., 4.625%, 9/15/42	450,000	454,013
Prudential Financial, Inc.:
3.935%, 12/7/49	484,000	435,960
4.60%, 5/15/44	200,000	202,620
Simon Property Group LP, 4.25%, 11/30/46	255,000	247,374
Synchrony Financial, 3.95%, 12/1/27	700,000	646,748
UniCredit SpA, 5.861% to 6/19/27, 6/19/32 (1)(2)(3)	450,000	401,786
Westpac Banking Corp., 4.322% to 11/23/26, 11/23/31 (3)	420,000	405,235
		25,142,807

Industrial - 5.2%
Illinois Tool Works, Inc., 3.90%, 9/1/42	320,000	314,373
Jabil, Inc., 3.95%, 1/12/28	340,000	321,596
Johnson Controls International plc, 4.625%, 7/2/44	550,000	546,660
Nvent Finance S.a.r.l., 4.55%, 4/15/28 (1)	750,000	737,027
Owens Corning:
3.40%, 8/15/26	475,000	433,707
4.30%, 7/15/47	257,000	212,141
4.40%, 1/30/48	433,000	362,615
Trimble, Inc., 4.90%, 6/15/28	191,000	190,958
Valmont Industries, Inc., 5.00%, 10/1/44	400,000	379,601
Xylem, Inc., 4.375%, 11/1/46	475,000	468,311

		3,966,989

Technology - 9.7%
Apple, Inc., 3.45%, 2/9/45	350,000	313,317
Broadridge Financial Solutions, Inc., 3.40%, 6/27/26	450,000	427,141
Dell International LLC / EMC Corp.:
6.02%, 6/15/26 (1)	490,000	515,917
8.35%, 7/15/46 (1)	190,000	229,367
DXC Technology Co., 4.75%, 4/15/27	1,000,000	1,011,732
Fidelity National Information Services, Inc., 4.50%, 8/15/46	120,000	111,795
Marvell Technology Group Ltd., 4.875%, 6/22/28	575,000	571,610
Microsoft Corp., 4.45%, 11/3/45	785,000	846,472
Oracle Corp.:
4.00%, 7/15/46	480,000	453,649
4.125%, 5/15/45	450,000	434,624
Seagate HDD Cayman:
4.875%, 6/1/27	1,340,000	1,247,237
5.75%, 12/1/34	440,000	401,669
Western Digital Corp., 4.75%, 2/15/26	865,000	842,834
		7,407,364

Utilities - 5.4%
American Water Capital Corp.:
3.75%, 9/1/47	890,000	823,099
4.00%, 12/1/46	500,000	487,497
CMS Energy Corp., 3.00%, 5/15/26	500,000	467,909
Consolidated Edison Co. of New York, Inc.:
4.30%, 12/1/56	260,000	254,212
Series C, 4.00%, 11/15/57	420,000	385,425
New York State Electric & Gas Corp., 3.25%, 12/1/26 (1)	820,000	787,639
NextEra Energy Operating Partners LP:
4.25%, 9/15/24 (1)	250,000	241,250
4.50%, 9/15/27 (1)	500,000	469,375
Terraform Global Operating LLC, 6.125%, 3/1/26 (1)	225,000	222,750
		4,139,156

Total Corporate Bonds (Cost $68,339,747)		65,214,839

U.S. TREASURY OBLIGATIONS - 1.6%
U.S. Treasury Inflation Indexed Bond, 0.875%, 2/15/47 (5)	1,193,447	1,194,719

Total U.S. Treasury Obligations (Cost $1,184,467)		1,194,719

ASSET-BACKED SECURITIES - 6.0%
American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786%, 10/17/36 (1)	421,995	427,180
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47 (1)	386,100	392,194
DB Master Finance LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47 (1)	422,875	420,059
FOCUS Brands Funding LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47 (1)	445,500	458,326
GMAT Trust, Series 2015-1A, Class A1, 4.25% to 9/25/18, 9/25/20 (1)(6)	145,749	147,244

SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/15/49 (1)	500,000	505,791
TES LLC, Series 2017-1A, Class A, 4.33%, 10/20/47 (1)	281,234	278,609
Thunderbolt Aircraft Lease Ltd., Series 2017-A, Class B, 5.75% to 4/15/24, 5/17/32 (1)(6)	230,655	233,435
United States Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37	583,910	568,526
Wendys Funding LLC, Series 2015-1A, Class A23, 4.497%, 6/15/45 (1)	1,167,000	1,181,326

Total Asset-Backed Securities (Cost $4,582,956)		4,612,690

TAXABLE MUNICIPAL OBLIGATIONS - 3.8%
General Obligations - 1.5%
Massachusetts, Green Bonds, 3.277%, 6/1/46	1,300,000	1,198,795

Special Tax Revenue - 1.5%
Connecticut, Special Tax Revenue, 5.459%, 11/1/30 (7)	1,000,000	1,123,310

Water and Sewer - 0.8%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	555,000	614,685

Total Taxable Municipal Obligations (Cost $2,948,437)		2,936,790

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS - 0.3%
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27	214,874	206,980

Total Collateralized Mortgage-Backed Obligations (Cost $214,874)		206,980

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 1.3%
Federal National Mortgage Association, Series 2017-M13, Class A2, 2.939%, 9/25/27 (8)	1,000,000	963,316

Total U.S. Government Agency Mortgage-Backed Securities (Cost $1,008,127)		963,316

FLOATING RATE LOANS (9) - 0.0% (10)
Financial - 0.0% (10)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10 (11)(12)(13)	4,817	76

Total Floating Rate Loans (Cost $4,817)		76

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.8%
State Street Navigator Securities Lending Government Money Market Portfolio	1,371,758	1,371,758

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $1,371,758)		1,371,758

TOTAL INVESTMENTS (Cost $79,655,183) - 100.4%		76,501,168
Other assets and liabilities, net - (0.4%) (10)		(278,665)
NET ASSETS - 100.0%		76,222,503

NOTES TO SCHEDULE OF INVESTMENTS
(1) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $11,647,667, which represents 15.3% of the net assets of the Fund as of June 30, 2018.

(2) All or a portion of this security was on loan at June 30, 2018. The aggregate market value of securities on loan at June 30, 2018 was $2,139,486 and the total market value of the collateral received by the Fund was $2,197,268, comprised of cash of $1,371,758 and U.S. Government and/or agencies securities of $825,510.

(3) Security converts to floating rate after the indicated fixed-rate coupon period.
(4) Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(5) Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(6) Multi-step coupon security. The interest rate disclosed is that which is in effect on June 30, 2018.
(7) Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

(8) Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2018.
(9) Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(10) Amount is less than 0.05%.
(11) Restricted security. Total market value of restricted securities amounts to $76, which represents less than 0.05% of the net assets of the Fund as of June 30, 2018.
(12) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.
(13) For fair value measurement disclosure purposes, security is categorized as Level 3.

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION MONTH/YEAR	NOTIONAL AMOUNT	VALUE/NET UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. Ultra-Long Treasury Bond	83	Sep-18	$13,243,688	$86,079
Short:
U.S. Ultra 10-Year Treasury Note	(33)	Sep-18	($4,231,734)	($18,604)

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10	5/26/05-6/13/07	4,817

At June 30, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended June 30, 2018, the Fund used futures contracts and options on futures contracts to hedge interest rate risk and to manage duration.
At June 30, 2018, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $86,079 and $18,604, respectively.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.
The following table summarizes the market value of the Fund's holdings as of June 30, 2018, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3(1)	Total
Corporate Bonds	$—	$65,214,839	$—	$65,214,839
U.S. Treasury Obligations	—	1,194,719	—	1,194,719
Asset-Backed Securities	—	4,612,690	—	4,612,690
Taxable Municipal Obligations	—	2,936,790	—	2,936,790
Collateralized Mortgage-Backed Obligations	—	206,980	—	206,980
U.S. Government Agency Mortgage-Backed Securities	—	963,316	—	963,316
Floating Rate Loans	—	—	76	76
Short Term Investment of Cash Collateral for Securities Loaned	1,371,758	—	—	1,371,758
Total Investments	$1,371,758	$75,129,334	$76	$76,501,168

Assets
Futures Contracts (2)	$86,079	$—	$—	$86,079

Liabilities
Futures Contracts (2)	$(18,604)	$—	$—	$(18,604)

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2018 is not presented. There were no transfers between Level 1 and Level 2 during the fiscal year to date ended June 30, 2018.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT ULTRA-SHORT DURATION INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2018 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - 50.8%
Communications - 3.1%
AT&T, Inc.:
3.264%, (3 mo. USD LIBOR + 0.93%), 6/30/20 (1)	7,000,000	7,080,255
3.298%, (3 mo. USD LIBOR + 0.95%), 7/15/21 (1)	5,000,000	5,049,774
eBay, Inc., 2.838%, (3 mo. USD LIBOR + 0.48%), 8/1/19 (1)(2)	12,142,000	12,168,586
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 3.36%, 9/20/21 (3)	812,500	805,391
Verizon Communications, Inc., 3.443%, (3 mo. USD LIBOR + 1.10%), 5/15/25 (1)	4,308,000	4,307,045
		29,411,051

Consumer, Cyclical - 7.6%
CVS Health Corp.:
2.957%, (3 mo. USD LIBOR + 0.63%), 3/9/20 (1)	10,589,000	10,632,431
3.047%, (3 mo. USD LIBOR + 0.72%), 3/9/21 (1)	4,456,000	4,480,192
3.125%, 3/9/20	3,808,000	3,804,499
Daimler Finance North America LLC, 2.913%, (3 mo. USD LIBOR + 0.55%), 5/4/21 (1)(3)	5,000,000	5,014,612
Ford Motor Credit Co. LLC:
3.116%, (3 mo. USD LIBOR + 0.79%), 6/12/20 (1)	16,525,000	16,610,358
3.147%, (3 mo. USD LIBOR + 0.81%), 4/5/21 (1)	900,000	903,494
3.156%, (3 mo. USD LIBOR + 0.83%), 3/12/19 (1)	6,000,000	6,019,385
3.293%, (3 mo. USD LIBOR + 0.93%), 11/4/19 (1)	12,000,000	12,085,137
Hyundai Capital America, 3.261%, (3 mo. USD LIBOR + 0.94%), 7/8/21 (1)(3)	2,970,000	2,972,702
Lennar Corp., 4.50%, 11/15/19	6,215,000	6,277,150
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19	4,000,000	4,040,800
		72,840,760

Consumer, Non-cyclical - 3.7%
Becton Dickinson and Co.:
2.133%, 6/6/19	4,000,000	3,976,697
3.211%, (3 mo. USD LIBOR + 0.875%), 12/29/20 (1)	15,104,000	15,132,226
Kraft Heinz Foods Co.:
2.789%, (3 mo. USD LIBOR + 0.42%), 8/9/19 (1)	4,300,000	4,302,781
2.923%, (3 mo. USD LIBOR + 0.57%), 2/10/21 (1)	7,120,000	7,130,850
3.173%, (3 mo. USD LIBOR + 0.82%), 8/10/22 (1)	3,000,000	3,011,812
Mondelez International Holdings Netherlands BV, 2.969%, (3 mo. USD LIBOR + 0.61%), 10/28/19 (1)(3)	2,000,000	2,007,915
		35,562,281

Financial - 29.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.75%, 5/15/19	6,524,000	6,564,329
Ally Financial, Inc.:
3.25%, 11/5/18	1,000,000	1,001,250
3.50%, 1/27/19	20,792,000	20,792,000
4.75%, 9/10/18	7,144,000	7,166,325
American Express Co., 2.846%, (3 mo. USD LIBOR + 0.53%), 5/17/21 (1)	5,000,000	5,015,989
Banco Santander S.A., 3.42%, (3 mo. USD LIBOR + 1.09%), 2/23/23 (1)	3,330,000	3,340,924
Bank of America Corp.:

2.742%, (3 mo. USD LIBOR + 0.38%), 1/23/22 (1)	6,933,000	6,892,877
2.987%, (3 mo. USD LIBOR + 0.65%), 10/1/21 (1)	4,500,000	4,517,406
3.022%, (3 mo. USD LIBOR + 0.66%), 7/21/21 (1)	14,950,000	15,012,626
3.108%, (3 mo. USD LIBOR + 0.79%), 3/5/24 (1)	15,840,000	15,797,262
3.542%, (3 mo. USD LIBOR + 1.18%), 10/21/22 (1)	4,000,000	4,075,198
Bank of Montreal, 2.781%, (3 mo. USD LIBOR + 0.44%), 6/15/20 (1)	10,000,000	10,035,610
Capital One Financial Corp.:
3.079%, (3 mo. USD LIBOR + 0.72%), 1/30/23 (1)	7,084,000	7,047,390
3.115%, (3 mo. USD LIBOR + 0.76%), 5/12/20 (1)	5,000,000	5,022,298
Capital One NA:
3.098%, (3 mo. USD LIBOR + 0.765%), 9/13/19 (1)	15,000,000	15,083,323
3.183%, (3 mo. USD LIBOR + 0.82%), 8/8/22 (1)	4,380,000	4,387,260
CIT Group, Inc., 3.875%, 2/19/19	3,283,000	3,296,132
Citibank NA, 2.826%, (3 mo. USD LIBOR + 0.50%), 6/12/20 (1)	11,600,000	11,637,140
Citigroup, Inc.:
3.391%, (3 mo. USD LIBOR + 1.07%), 12/8/21 (1)	6,900,000	7,006,110
3.672%, (3 mo. USD LIBOR + 1.31%), 10/26/20 (1)	5,000,000	5,102,922
Citizens Bank NA:
2.861%, (3 mo. USD LIBOR + 0.54%), 3/2/20 (1)	3,750,000	3,758,623
2.889%, (3 mo. USD LIBOR + 0.57%), 5/26/20 (1)	3,000,000	3,009,117
Commonwealth Bank of Australia, 2.735%, (3 mo. USD LIBOR + 0.40%), 9/18/20 (1)(3)	7,000,000	7,017,310
Discover Bank, 2.60%, 11/13/18	7,321,000	7,317,462
Goldman Sachs Group, Inc. (The):
3.067%, (3 mo. USD LIBOR + 0.73%), 12/27/20 (1)	20,623,000	20,697,813
3.491%, (3 mo. USD LIBOR + 1.17%), 5/15/26 (1)	3,612,000	3,571,644
iStar, Inc., 5.00%, 7/1/19	3,000,000	2,994,375
Morgan Stanley:
2.903%, (3 mo. USD LIBOR + 0.55%), 2/10/21 (1)	15,575,000	15,609,170
3.155%, (3 mo. USD LIBOR + 0.80%), 2/14/20 (1)	26,410,000	26,492,497
Realogy Group LLC / Realogy Co-Issuer Corp., 4.50%, 4/15/19 (2)(3)	5,000,000	5,025,000
Synchrony Financial:
2.60%, 1/15/19	13,475,000	13,450,954
3.584%, (3 mo. USD LIBOR + 1.23%), 2/3/20 (1)	1,600,000	1,615,376
Westpac Banking Corp.:
2.744%, (3 mo. USD LIBOR + 0.43%), 3/6/20 (1)	4,000,000	4,016,271
2.907%, (3 mo. USD LIBOR + 0.57%), 1/11/23 (1)(2)	3,500,000	3,486,468
3.046%, (3 mo. USD LIBOR + 0.71%), 6/28/22 (1)	5,000,000	5,037,424
		281,893,875

Industrial - 0.5%
CNH Industrial Capital LLC, 3.375%, 7/15/19	5,138,000	5,154,955

Technology - 5.7%
Dell International LLC / EMC Corp.:
3.48%, 6/1/19 (3)	13,400,000	13,436,822
4.42%, 6/15/21 (3)	1,870,000	1,897,808
DXC Technology Co., 3.25%, (3 mo. USD LIBOR + 0.95%), 3/1/21 (1)	24,000,000	24,006,819
Hewlett Packard Enterprise Co., 4.251%, (3 mo. USD LIBOR + 1.93%), 10/5/18 (1)	1,000,000	1,004,409
Microchip Technology, Inc., 4.333%, 6/1/23 (3)	2,395,000	2,400,895
Seagate HDD Cayman, 3.75%, 11/15/18	12,083,000	12,121,326
		54,868,079

Utilities - 0.9%
WGL Holdings, Inc., 2.719%, (3 mo. USD LIBOR + 0.40%), 11/29/19 (1)	8,400,000	8,406,670

Total Corporate Bonds (Cost $487,567,815)		488,137,671

ASSET-BACKED SECURITIES - 33.4%
Automobile - 9.7%
Avis Budget Rental Car Funding AESOP LLC:
Series 2013-1A, Class A, 1.92%, 9/20/19 (3)	12,237,500	12,226,080
Series 2013-2A, Class A, 2.97%, 2/20/20 (3)	10,795,000	10,802,656
Series 2014-1A, Class A, 2.46%, 7/20/20 (3)	12,565,000	12,511,618
CarFinance Capital Auto Trust, Series 2015-1A, Class A, 1.75%, 6/15/21 (3)	722,548	721,442
Chesapeake Funding II LLC:
Series 2017-3A, Class A2, 2.413%, (1 mo. USD LIBOR + 0.34%), 8/15/29 (1)(3)	7,108,269	7,106,572
Series 2017-4A, Class A1, 2.12%, 11/15/29 (3)	6,400,000	6,330,317
Enterprise Fleet Financing LLC:
Series 2016-1, Class A2, 1.83%, 9/20/21 (3)	3,630,459	3,623,857
Series 2017-1, Class A2, 2.13%, 7/20/22 (3)	4,932,799	4,904,645
Series 2017-3, Class A2, 2.13%, 5/22/23 (3)	2,265,000	2,243,647
Hertz Fleet Lease Funding LP:
Series 2017-1, Class A1, 2.696%, (1 mo. USD LIBOR + 0.65%), 4/10/31 (1)(3)	7,882,383	7,893,571
Series 2017-1, Class A2, 2.13%, 4/10/31 (3)	1,366,280	1,356,554
OneMain Direct Auto Receivables Trust:
Series 2016-1A, Class A, 2.04%, 1/15/21 (3)	9,486	9,484
Series 2017-2A, Class A, 2.31%, 12/14/21 (3)	8,639,000	8,576,472
OSCAR US Funding Trust VII LLC, Series 2017-2A, Class A2B, 2.696%, (1 mo. USD LIBOR + 0.65%), 11/10/20 (1)(3)	7,070,300	7,084,306
Tesla Auto Lease Trust, Series 2018-A, Class A, 2.32%, 12/20/19 (3)	7,501,384	7,477,975
		92,869,196

Consumer Loan - 17.1%
Avant Loans Funding Trust:
Series 2017-A, Class A, 2.41%, 3/15/21 (3)	114,792	114,778
Series 2018-A, Class A, 3.09%, 6/15/21 (3)	4,500,000	4,500,013
Citi Held For Asset Issuance, Series 2015-PM1, Class C, 5.01%, 12/15/21 (3)	6,149,172	6,174,762
Conn Funding II LP:
Series 2017-A, Class B, 5.11%, 2/15/20 (3)	4,085,150	4,108,452
Series 2017-B, Class A, 2.73%, 7/15/20 (3)	7,079,784	7,078,990
Consumer Loan Underlying Bond Credit Trust:
Series 2017-NP1, Class C, 5.13%, 4/17/23 (3)	2,500,000	2,523,242
Series 2017-P1, Class A, 2.42%, 9/15/23 (3)	5,795,774	5,782,481
Series 2017-P2, Class A, 2.61%, 1/15/24 (3)	2,351,025	2,342,590
OneMain Financial Issuance Trust:
Series 2015-1A, Class A, 3.19%, 3/18/26 (3)	13,460,827	13,506,631
Series 2015-1A, Class B, 3.85%, 3/18/26 (3)	4,035,000	4,066,650
Series 2015-2A, Class A, 2.57%, 7/18/25 (3)	2,630,371	2,633,017
Series 2015-2A, Class B, 3.10%, 7/18/25 (3)	3,390,000	3,394,594
Series 2016-1A, Class A, 3.66%, 2/20/29 (3)	400,000	402,626
Series 2016-2A, Class A, 4.10%, 3/20/28 (3)	11,229,043	11,310,436

Series 2017-1A, Class A2, 2.857%, (1 mo. USD LIBOR + 0.80%), 9/14/32 (1)(3)	4,150,000	4,164,223
Prosper Marketplace Issuance Trust:
Series 2017-1A, Class A, 2.56%, 6/15/23 (3)	8,612,978	8,614,608
Series 2017-2A, Class A, 2.41%, 9/15/23 (3)	5,322,984	5,314,947
Series 2017-2A, Class B, 3.48%, 9/15/23 (3)	17,548,000	17,549,674
Series 2017-3A, Class A, 2.36%, 11/15/23 (3)	16,481,107	16,419,409
Series 2017-3A, Class B, 3.36%, 11/15/23 (3)	1,000,000	994,722
Springleaf Funding Trust, Series 2016-AA, Class A, 2.90%, 11/15/29 (3)	17,000,000	16,916,999
Verizon Owner Trust, Series 2016-1A, Class A, 1.42%, 1/20/21 (3)	26,645,000	26,512,532
		164,426,376

Equipment - 1.3%
Dell Equipment Finance Trust, Series 2017-2, Class A2A, 1.97%, 2/24/20 (3)	1,977,077	1,969,729
DLL Securitization Trust, Series 2017-A, Class A2, 1.89%, 7/15/20 (3)	3,500,000	3,486,893
Volvo Financial Equipment LLC, Series 2018-1A, Class A2, 2.26%, 9/15/20 (3)	7,575,000	7,551,782
		13,008,404

Other - 4.2%
Invitation Homes Trust:
Series 2017-SFR2, Class A, 2.935%, (1 mo. USD LIBOR + 0.85%), 12/17/36 (1)(3)	1,971,950	1,975,526
Series 2017-SFR2, Class B, 3.235%, (1 mo. USD LIBOR + 1.15%), 12/17/36 (1)(3)	1,006,000	1,013,645
Series 2018-SFR1, Class A, 2.785%, (1 mo. USD LIBOR + 0.70%), 3/17/37 (1)(3)	1,681,914	1,680,529
Series 2018-SFR2, Class D, 3.523%, (1 mo. USD LIBOR + 1.45%), 6/17/37 (1)(3)	5,000,000	5,004,021
Series 2018-SFR3, Class A, 3.00%, (1 mo. USD LIBOR + 1.00%), 7/17/37 (1)(3)	3,900,000	3,912,876
NextGear Floorplan Master Owner Trust:
Series 2015-2A, Class A, 2.38%, 10/15/20 (3)	10,350,000	10,341,995
Series 2017-2A, Class A1, 2.753%, (1 mo. USD LIBOR + 0.68%), 10/17/22 (1)(3)	1,250,000	1,257,172
Progress Residential Trust:
Series 2016-SFR1, Class A, 3.585%, (1 mo. USD LIBOR + 1.50%), 9/17/33 (1)(3)	988,187	990,504
Series 2016-SFR1, Class C, 4.585%, (1 mo. USD LIBOR + 2.50%), 9/17/33 (1)(3)	1,850,000	1,856,265
Series 2016-SFR1, Class D, 4.835%, (1 mo. USD LIBOR + 2.75%), 9/17/33 (1)(3)	10,400,000	10,461,988
Series 2016-SFR1, Class E, 5.935%, (1 mo. USD LIBOR + 3.85%), 9/17/33 (1)(3)	2,000,000	2,026,383
		40,520,904

Student Loan - 0.9%
Social Professional Loan Program LLC:
Series 2014-A, Class A1, 3.691%, (1 mo. USD LIBOR + 1.60%), 6/25/25 (1)(3)	1,310,920	1,323,988
Series 2014-B, Class A1, 3.341%, (1 mo. USD LIBOR + 1.25%), 8/25/32 (1)(3)	756,926	765,034
Series 2015-A, Class A1, 3.291%, (1 mo. USD LIBOR + 1.20%), 3/25/33 (1)(3)	856,369	865,432
Series 2016-B, Class A1, 3.291%, (1 mo. USD LIBOR + 1.20%), 6/25/33 (1)(3)	418,206	424,186
Series 2016-C, Class A2A, 1.48%, 5/26/31 (3)	473,468	471,907
Series 2016-E, Class A2A, 1.63%, 1/25/36 (3)	4,864,520	4,844,043
		8,694,590

Timeshare - 0.2%
Sierra Timeshare Receivables Funding LLC:
Series 2013-3A, Class B, 2.70%, 10/20/30 (3)	337,205	336,871
Series 2014-1A, Class A, 2.07%, 3/20/30 (3)	922,538	920,463
Series 2014-1A, Class B, 2.42%, 3/20/30 (3)	222,835	222,184
		1,479,518

Total Asset-Backed Securities (Cost $321,493,061)		320,998,988

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS - 9.7%
Bellemeade Re Ltd., Series 2015-1A, Class M2, 6.391%, (1 mo. USD LIBOR + 4.30%), 7/25/25 (1)(3)	4,784,880	4,858,593
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2017-DNA1, Class M1, 3.291%, (1 mo. USD LIBOR + 1.20%), 7/25/29 (1)	2,748,737	2,777,173
Series 2017-DNA2, Class M1, 3.291%, (1 mo. USD LIBOR + 1.20%), 10/25/29 (1)	4,791,843	4,853,892
Series 2017-HQA1, Class M1, 3.291%, (1 mo. USD LIBOR + 1.20%), 8/25/29 (1)	2,662,155	2,686,235
Series 2018-DNA1, Class M1, 2.541%, (1 mo. USD LIBOR + 0.45%), 7/25/30 (1)	13,421,146	13,398,856
Series 2018-SPI2, Class M1, 3.82%, 5/25/48 (3)(4)	1,138,000	1,141,124
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C01, Class M2, 6.360%, (1 mo. USD LIBOR + 4.40%), 1/25/24 (1)	2,137,474	2,441,830
Series 2014-C02, Class 2M2, 4.691%, (1 mo. USD LIBOR + 2.60%), 5/25/24 (1)	4,543,171	4,824,837
Series 2014-C03, Class 1M2, 5.091%, (1 mo. USD LIBOR + 3.00%), 7/25/24 (1)	8,040,681	8,645,393
Series 2014-C03, Class 2M2, 4.991%, (1 mo. USD LIBOR + 2.90%), 7/25/24 (1)	10,195,081	10,870,841
Series 2014-C04, Class 1M2, 6.991%, (1 mo. USD LIBOR + 4.90%), 11/25/24 (1)	8,497,361	9,763,034
Series 2016-C03, Class 2M1, 4.291%, (1 mo. USD LIBOR + 2.20%), 10/25/28 (1)	897,747	902,409
Series 2016-C07, Class 2M1, 3.391%, (1 mo. USD LIBOR + 1.30%), 5/25/29 (1)	3,543,352	3,564,185
Series 2017-C01, Class 1M1, 3.391%, (1 mo. USD LIBOR + 1.30%), 7/25/29 (1)	4,954,253	5,003,452
Series 2017-C05, Class 1M1, 2.641%, (1 mo. USD LIBOR + 0.55%), 1/25/30 (1)	8,102,431	8,125,424
Series 2018-C02, Class 2M1, 2.741%, (1 mo. USD LIBOR + 0.65%), 8/25/30 (1)	2,168,869	2,174,217
Motel 6 Trust, Series 2017-MTL6, Class A, 2.993%, (1 mo. USD LIBOR + 0.92%), 8/15/34 (1)(3)	7,159,537	7,169,214

Total Collateralized Mortgage-Backed Obligations (Cost $92,726,751)		93,200,709

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.3%
BAMLL Commercial Mortgage Securities Trust, Series 2013-DSNY, Class B, 3.573%, (1 mo. USD LIBOR + 1.50%), 9/15/26 (1)(3)	2,000,000	2,002,199
BBCMS Trust, Series 2018-RRI, Class A, 2.773%, (1 mo. USD LIBOR + 0.70%), 2/15/33 (1)(3)	10,095,000	10,089,958
Colony Multifamily Mortgage Trust, Series 2014-1, Class A, 2.543%, 4/20/50 (3)	384,384	382,279
Morgan Stanley Capital I Trust, Series 2017-CLS, Class A, 2.773%, (1 mo. USD LIBOR + 0.70%), 11/15/34 (1)(3)	6,950,000	6,945,776
RETL:
Series 2018-RVP, Class A, 3.173%, (1 mo. USD LIBOR + 1.10%), 3/15/33 (1)(3)	6,799,039	6,835,790
Series 2018-RVP, Class B, 3.823%, (1 mo. USD LIBOR + 1.75%), 3/15/33 (1)(3)	5,650,171	5,686,577

Total Commercial Mortgage-Backed Securities (Cost $31,922,573)		31,942,579

FLOATING RATE LOANS (5) - 1.0%
Cable and Satellite Television - 0.4%
UPC Financing Partnership, Term Loan, 4.573%, (1 mo. USD LIBOR + 2.50%), 1/15/26	2,060,000	2,040,173
Ziggo Secured Finance Partnership, Term Loan, 4.573%, (1 mo. USD LIBOR + 2.50%), 4/15/25	2,060,000	2,041,332
		4,081,505

Equipment Leasing - 0.4%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 1/15/25 (6)	3,710,000	3,671,230

Food/Drug Retailers - 0.2%
Albertsons, LLC, Term Loan, 4.844%, (1 mo. USD LIBOR + 2.75%), 8/25/21	2,054,811	2,036,351

Total Floating Rate Loans (Cost $9,851,248)		9,789,086

COMMERCIAL PAPER - 1.0%
AT&T, Inc., 3.135%, 5/28/19	9,700,000	9,428,941

Total Commercial Paper (Cost $9,432,442)		9,428,941

TIME DEPOSIT - 1.6%
State Street Bank and Trust Eurodollar Time Deposit, 0.28%, 7/2/18	15,051,066	15,051,066

Total Time Deposit (Cost $15,051,066)		15,051,066

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio	3,565,805	3,565,805

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $3,565,805)		3,565,805

TOTAL INVESTMENTS (Cost $971,610,761) - 101.2%		972,114,845
Other assets and liabilities, net - (1.2%)		(11,151,677)
NET ASSETS - 100.0%		960,963,168

NOTES TO SCHEDULE OF INVESTMENTS
(1) Variable rate security. The stated interest rate represents the rate in effect at June 30, 2018.
(2) All or a portion of this security was on loan at June 30, 2018. The aggregate market value of securities on loan at June 30, 2018 was $3,471,113 and the total market value of the collateral received by the Fund was $3,565,805, comprised of cash.

(3) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $406,688,953, which represents 42.3% of the net assets of the Fund as of June 30, 2018.

(4) Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2018.
(5) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at June 30, 2018. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(6) This floating rate loan will settle after June 30, 2018, at which time the interest rate will be determined.

Abbreviations:
LIBOR:	London Interbank Offered Rate

Currency Abbreviations:
USD:	United States Dollar

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION MONTH/YEAR	NOTIONAL AMOUNT	VALUE/NET UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. 2-Year Treasury Note	238	Sep-18	$50,415,094	($14,982)

At June 30, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended June 30, 2018, the Fund used futures contracts to hedge interest rate risk and to manage duration.
At June 30, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $14,982.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.
The following table summarizes the market value of the Fund's holdings as of June 30, 2018, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$488,137,671	$—	$488,137,671
Asset-Backed Securities	—	320,998,988	—	320,998,988
Collateralized Mortgage-Backed Obligations	—	93,200,709	—	93,200,709
Commercial Mortgage-Backed Securities	—	31,942,579	—	31,942,579
Floating Rate Loans	—	9,789,086	—	9,789,086
Commercial Paper	—	9,428,941	—	9,428,941
Time Deposit	—	15,051,066	—	15,051,066
Short Term Investment of Cash Collateral for Securities Loaned	3,565,805	—	—	3,565,805
Total Investments	$3,565,805	$968,549,040	$—	$972,114,845

Liabilities
Futures Contracts(1)	$(14,982)	$—	$—	$(14,982)

(1) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.

There were no transfers between Level 1 and Level 2 during the fiscal year to date ended June 30, 2018.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2018 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - 86.8%
Aerospace - 0.5%
BBA US Holdings, Inc., 5.375%, 5/1/26 (1)	175,000	176,095
Bombardier, Inc.:
6.00%, 10/15/22 (1)	255,000	255,242
6.125%, 1/15/23 (1)	30,000	30,225
7.50%, 12/1/24 (1)	265,000	279,575
7.50%, 3/15/25 (1)	90,000	94,163
		835,300

Air Transportation - 2.5%
American Airlines Group, Inc., 4.625%, 3/1/20 (1)	500,000	499,375
American Airlines Pass-Through Trust, 5.60%, 7/15/20 (1)	1,994,866	2,037,526
Latam Airlines Pass-Through Trust, 4.50%, 11/15/23	1,530,857	1,470,848
Virgin Australia Pass-Through Trust, 6.00%, 10/23/20 (1)	378,960	385,592
		4,393,341

Automotive & Auto Parts - 0.7%
American Tire Distributors, Inc., 10.25%, 3/1/22 (1)(2)	2,000,000	450,000
Navistar International Corp., 6.625%, 11/1/25 (1)	700,000	722,750
		1,172,750

Banks & Thrifts - 1.9%
Ally Financial, Inc., 4.25%, 4/15/21	1,000,000	1,002,500
Bank of America Corp., 6.30% to 3/10/26 (3)(4)	1,000,000	1,059,800
CIT Group, Inc., 6.125%, 3/9/28	170,000	175,100
Citigroup, Inc., 6.25% to 8/15/26 (3)(4)	1,000,000	1,038,750
		3,276,150

Broadcasting - 3.5%
CBS Radio, Inc., 7.25%, 11/1/24 (1)(2)	1,190,000	1,139,425
Lions Gate Capital Holdings LLC, 5.875%, 11/1/24 (1)	1,000,000	1,017,190
Salem Media Group, Inc., 6.75%, 6/1/24 (1)(2)	500,000	456,250
Sirius XM Radio, Inc.:
3.875%, 8/1/22 (1)(2)	1,000,000	970,000
5.00%, 8/1/27 (1)	338,000	316,875
6.00%, 7/15/24 (1)	1,197,000	1,222,436
Tribune Media Co., 5.875%, 7/15/22	1,000,000	1,014,250
		6,136,426

Building Materials - 2.9%
Beacon Escrow Corp., 4.875%, 11/1/25 (1)	305,000	283,650
Builders FirstSource, Inc., 5.625%, 9/1/24 (1)	1,645,000	1,610,043
Cemex SAB de CV, 7.098%, (3 mo. USD LIBOR + 4.75%), 10/15/18 (1)(5)	1,000,000	1,004,500
FBM Finance, Inc., 8.25%, 8/15/21 (1)	1,175,000	1,229,344

Standard Industries, Inc., 6.00%, 10/15/25 (1)	1,000,000	1,007,500
		5,135,037

Cable/Satellite TV - 4.6%
Altice US Finance I Corp., 5.50%, 5/15/26 (1)	2,000,000	1,935,000
Cablevision Systems Corp., 5.875%, 9/15/22	2,000,000	1,990,000
CSC Holdings LLC, 6.75%, 11/15/21	1,000,000	1,050,000
DISH DBS Corp., 6.75%, 6/1/21 (2)	285,000	286,069
UPC Holding BV, 5.50%, 1/15/28 (1)	1,405,000	1,268,012
Virgin Media Finance plc, 5.75%, 1/15/25 (1)	1,000,000	941,250
Ziggo Bond Finance BV, 6.00%, 1/15/27 (1)	740,000	697,450
		8,167,781

Capital Goods - 3.1%
Cleaver-Brooks, Inc., 7.875%, 3/1/23 (1)	1,150,000	1,187,375
Titan Acquisition Ltd. / Titan Co-Borrower LLC, 7.75%, 4/15/26 (1)	925,000	864,875
Vertiv Group Corp., 9.25%, 10/15/24 (1)	1,000,000	985,000
Wabash National Corp., 5.50%, 10/1/25 (1)	230,000	221,375
Welbilt, Inc., 9.50%, 2/15/24	2,000,000	2,212,500
		5,471,125

Chemicals - 0.3%
Versum Materials, Inc., 5.50%, 9/30/24 (1)	600,000	609,840

Containers - 3.2%
ARD Securities Finance S.a.r.l, 8.75%, 1/31/23 (1)(6)	1,200,000	1,227,000
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.00%, 2/15/25 (1)	1,040,000	1,015,300
Berry Global, Inc., 6.00%, 10/15/22	1,000,000	1,033,000
BWAY Holding Co.:
5.50%, 4/15/24 (1)	305,000	298,137
7.25%, 4/15/25 (1)	185,000	180,838
Crown Americas LLC / Crown Americas Capital Corp. V, 4.25%, 9/30/26 (2)	1,000,000	917,500
Crown Americas LLC / Crown Americas Capital Corp. VI, 4.75%, 2/1/26 (1)(2)	190,000	180,975
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23 (1)	750,000	761,250
		5,614,000

Diversified Financial Services - 1.0%
DAE Funding LLC:
4.50%, 8/1/22 (1)	235,000	228,538
5.00%, 8/1/24 (1)	390,000	375,570
Park Aerospace Holdings Ltd.:
5.25%, 8/15/22 (1)	815,000	809,914
5.50%, 2/15/24 (1)	380,000	376,120
		1,790,142

Diversified Media - 1.3%
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/22	1,500,000	1,530,000
MDC Partners, Inc., 6.50%, 5/1/24 (1)(2)	985,000	859,413
		2,389,413

Energy - 4.0%

American Midstream Partners LP / American Midstream Finance Corp., 8.50%, 12/15/21 (1)	500,000	492,500
AmeriGas Partners LP / AmeriGas Finance Corp.:
5.50%, 5/20/25	500,000	486,875
5.625%, 5/20/24	100,000	98,875
5.875%, 8/20/26	100,000	98,000
FerrellGas Partners LP / FerrellGas Finance Corp., 8.625%, 6/15/20	1,000,000	967,500
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.50%, 9/15/24 (1)	1,711,000	1,753,775
5.50%, 1/15/28 (1)	775,000	767,250
Tervita Escrow Corp., 7.625%, 12/1/21 (1)	2,285,000	2,342,125
		7,006,900

Entertainment/Film - 1.6%
AMC Entertainment Holdings, Inc., 5.875%, 11/15/26 (2)	2,000,000	1,930,000
Cinemark USA, Inc., 4.875%, 6/1/23	1,000,000	984,875
		2,914,875

Environmental - 1.6%
Covanta Holding Corp., 5.875%, 7/1/25	1,165,000	1,127,137
GFL Environmental, Inc.:
5.375%, 3/1/23 (1)	430,000	398,825
5.625%, 5/1/22 (1)	1,095,000	1,059,413
Waste Pro USA, Inc., 5.50%, 2/15/26 (1)	165,000	159,019
Wrangler Buyer Corp., 6.00%, 10/1/25 (1)	70,000	66,500
		2,810,894

Food & Drug Retail - 0.4%
New Albertsons, Inc., 7.75%, 6/15/26	835,000	726,450

Food/Beverage/Tobacco - 1.8%
Post Holdings, Inc.:
5.00%, 8/15/26 (1)	1,000,000	935,000
5.625%, 1/15/28 (1)	310,000	291,788
US Foods, Inc., 5.875%, 6/15/24 (1)	2,000,000	2,045,000
		3,271,788

Health Care - 10.8%
Carriage Services, Inc., 6.625%, 6/1/26 (1)	1,255,000	1,278,531
Catalent Pharma Solutions, Inc., 4.875%, 1/15/26 (1)	565,000	543,976
Centene Corp.:
4.75%, 1/15/25	1,000,000	997,500
6.125%, 2/15/24	1,000,000	1,056,250
Centene Escrow I Corp., 5.375%, 6/1/26 (1)	685,000	695,707
Charles River Laboratories International, Inc., 5.50%, 4/1/26 (1)	555,000	557,609
Eagle Holding Co. II. LLC, 7.625%, (7.625% cash or 8.375% PIK), 5/15/22 (1)(6)	1,615,000	1,635,510
Envision Healthcare Corp., 6.25%, 12/1/24 (1)(2)	475,000	508,250
HCA, Inc.:
3.75%, 3/15/19	2,000,000	2,012,500
6.50%, 2/15/20	500,000	521,875
Hologic, Inc., 4.375%, 10/15/25 (1)	2,095,000	2,005,962
inVentiv Group Holdings, Inc. / inVentiv Health, Inc. / inVentiv Health Clinical, Inc., 7.50%, 10/1/24 (1)	600,000	631,500

Kinetic Concepts, Inc. / KCI USA, Inc.:
7.875%, 2/15/21 (1)	1,000,000	1,016,250
12.50%, 11/1/21 (1)	175,000	194,250
MPH Acquisition Holdings. LLC, 7.125%, 6/1/24 (1)	1,500,000	1,541,250
Polaris Intermediate Corp., 8.50%, (8.50% cash or 9.25% PIK), 12/1/22 (1)(6)	695,000	719,325
Team Health Holdings, Inc., 6.375%, 2/1/25 (1)(2)	1,405,000	1,215,325
Teleflex, Inc., 4.625%, 11/15/27	245,000	232,444
WellCare Health Plans, Inc., 5.25%, 4/1/25	1,630,000	1,625,925
		18,989,939

Homebuilders/Real Estate - 4.1%
Five Point Operating Co. L.P. / Five Point Capital Corp., 7.875%, 11/15/25 (1)	2,035,000	2,078,244
Greystar Real Estate Partners LLC, 5.75%, 12/1/25 (1)	1,000,000	972,500
Mattamy Group Corp.:
6.50%, 10/1/25 (1)	355,000	349,874
6.875%, 12/15/23 (1)	875,000	891,275
Realogy Group LLC / Realogy Co-Issuer Corp., 4.875%, 6/1/23 (1)	1,000,000	945,000
TRI Pointe Group, Inc., 4.875%, 7/1/21	2,000,000	2,017,500
		7,254,393

Insurance - 2.2%
Alliant Holdings Intermediate LLC, 8.25%, 8/1/23 (1)	2,090,000	2,162,889
HUB International, Ltd., 7.00%, 5/1/26 (1)	640,000	633,600
KIRS Midco 3 plc, 8.625%, 7/15/23 (1)	630,000	642,600
MGIC Investment Corp., 5.75%, 8/15/23	500,000	512,500
		3,951,589

Leisure - 1.4%
Merlin Entertainments plc, 5.75%, 6/15/26 (1)	802,000	816,115
Viking Cruises, Ltd., 5.875%, 9/15/27 (1)	1,850,000	1,752,875
		2,568,990

Metals/Mining - 0.8%
Constellium NV, 5.875%, 2/15/26 (1)(2)	1,415,000	1,369,013

Paper - 0.5%
Mercer International, Inc., 5.50%, 1/15/26 (1)	918,000	892,755

Railroad - 0.9%
Watco Cos. LLC / Watco Finance Corp., 6.375%, 4/1/23 (1)	1,500,000	1,530,000

Restaurants - 2.7%
1011778 BC ULC / New Red Finance, Inc.:
4.25%, 5/15/24 (1)	545,000	519,113
5.00%, 10/15/25 (1)	801,000	761,911
Carrols Restaurant Group, Inc., 8.00%, 5/1/22	3,050,000	3,187,250
IRB Holding Corp., 6.75%, 2/15/26 (1)	260,000	248,950
		4,717,224

Services - 7.5%
Algeco Global Finance plc, 8.00%, 2/15/23 (1)	230,000	234,600

BlueLine Rental Finance Corp. / BlueLine Rental LLC, 9.25%, 3/15/24 (1)	955,000	1,018,412
Booz Allen Hamilton, Inc., 5.125%, 5/1/25 (1)	1,570,000	1,538,600
Cloud Crane LLC, 10.125%, 8/1/24 (1)	1,135,000	1,222,962
Engility Corp., 8.875%, 9/1/24	1,500,000	1,573,125
Exela Intermediate LLC / Exela Finance, Inc., 10.00%, 7/15/23 (1)	280,000	287,350
Flexi-Van Leasing, Inc., 10.00%, 2/15/23 (1)	440,000	416,900
Gartner, Inc., 5.125%, 4/1/25 (1)	155,000	154,613
H&E Equipment Services, Inc., 5.625%, 9/1/25	90,000	88,650
KAR Auction Services, Inc., 5.125%, 6/1/25 (1)	511,000	489,282
Laureate Education, Inc., 8.25%, 5/1/25 (1)(2)	565,000	605,612
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23 (1)	1,599,000	1,710,930
ServiceMaster Co. LLC (The), 7.45%, 8/15/27	1,000,000	1,067,500
TMS International Corp., 7.25%, 8/15/25 (1)	330,000	338,250
United Rentals North America, Inc.:
4.625%, 7/15/23	1,000,000	1,001,250
5.50%, 5/15/27	105,000	102,113
Vizient, Inc., 10.375%, 3/1/24 (1)	1,000,000	1,107,500
West Corp., 8.50%, 10/15/25 (1)	385,000	353,238
		13,310,887

Steel - 0.1%
Big River Steel LLC / BRS Finance Corp., 7.25%, 9/1/25 (1)	140,000	144,214

Super Retail - 1.8%
Group 1 Automotive, Inc., 5.25%, 12/15/23 (1)	1,250,000	1,206,250
Sonic Automotive, Inc., 6.125%, 3/15/27	2,000,000	1,900,000
		3,106,250

Technology - 9.8%
Camelot Finance S.A., 7.875%, 10/15/24 (1)(2)	1,000,000	1,005,000
CommScope Technologies LLC:
5.00%, 3/15/27 (1)	215,000	202,906
6.00%, 6/15/25 (1)	1,560,000	1,600,950
Dell International LLC / EMC Corp.:
5.875%, 6/15/21 (1)	1,000,000	1,016,071
7.125%, 6/15/24 (1)	755,000	800,556
EIG Investors Corp., 10.875%, 2/1/24 (2)	1,645,000	1,820,192
Entegris, Inc., 4.625%, 2/10/26 (1)	415,000	397,363
First Data Corp., 7.00%, 12/1/23 (1)	1,500,000	1,566,120
Infor US, Inc., 6.50%, 5/15/22	1,500,000	1,513,125
j2 Cloud Services LLC / j2 Global Co-Obligor, Inc., 6.00%, 7/15/25 (1)	400,000	407,000
NXP BV / NXP Funding LLC:
3.875%, 9/1/22 (1)	500,000	492,500
4.125%, 6/1/21 (1)	750,000	750,000
Riverbed Technology, Inc., 8.875%, 3/1/23 (1)(2)	1,000,000	951,750
Seagate HDD Cayman, 4.75%, 1/1/25	170,000	163,218
Sensata Technologies UK Financing Co. plc, 6.25%, 2/15/26 (1)	1,000,000	1,045,000
Solera LLC / Solera Finance, Inc., 10.50%, 3/1/24 (1)	1,000,000	1,115,630
Symantec Corp., 5.00%, 4/15/25 (1)	1,190,000	1,155,489
Vantiv LLC / Vanity Issuer Corp., 4.375%, 11/15/25 (1)	245,000	234,703
Veritas US, Inc. / Veritas Bermuda Ltd., 10.50%, 2/1/24 (1)	285,000	235,125

Western Digital Corp., 4.75%, 2/15/26	825,000	803,859
		17,276,557

Telecommunications - 7.1%
Digicel Group Ltd., 8.25%, 9/30/20 (1)	1,000,000	758,750
DKT Finance ApS, 9.375%, 6/17/23 (1)	260,000	263,900
Equinix, Inc., 5.375%, 5/15/27	1,000,000	1,000,000
Hughes Satellite Systems Corp.:
5.25%, 8/1/26	535,000	503,569
6.625%, 8/1/26	90,000	83,475
Level 3 Financing, Inc.:
5.375%, 8/15/22	2,000,000	2,005,000
5.375%, 1/15/24	355,000	348,787
Level 3 Parent, LLC, 5.75%, 12/1/22	85,000	85,212
Qualitytech LP / QTS Finance Corp., 4.75%, 11/15/25 (1)	185,000	174,076
SBA Communications Corp., 4.00%, 10/1/22 (1)	240,000	230,700
Sprint Capital Corp., 6.90%, 5/1/19	3,000,000	3,068,100
Sprint Corp.:
7.125%, 6/15/24	2,000,000	2,024,180
7.625%, 3/1/26	345,000	352,331
T-Mobile USA, Inc.:
4.50%, 2/1/26	245,000	229,075
4.75%, 2/1/28	275,000	254,719
6.50%, 1/15/26	1,000,000	1,032,200
Zayo Group LLC / Zayo Capital, Inc., 5.75%, 1/15/27 (1)	105,000	103,425
		12,517,499

Utilities - 2.2%
Hulk Finance Corp., 7.00%, 6/1/26 (1)	175,000	168,000
NextEra Energy Operating Partners LP, 4.25%, 9/15/24 (1)	155,000	149,575
NRG Yield Operating LLC, 5.00%, 9/15/26	1,500,000	1,436,250
Pattern Energy Group, Inc., 5.875%, 2/1/24 (1)	1,200,000	1,203,000
TerraForm Power Operating LLC:
4.25%, 1/31/23 (1)	650,000	628,875
5.00%, 1/31/28 (1)	230,000	218,787
6.625% to 6/15/20, 6/15/25 (1)(7)	145,000	154,969
		3,959,456

Total Corporate Bonds (Cost $157,781,802)		153,310,978

FLOATING RATE LOANS (8) - 5.4%

Automotive & Auto Parts - 0.4%
Navistar International Corporation, Term Loan, 5.53%, (1 mo. USD LIBOR + 3.50%), 11/6/24	623,438	626,165

Capital Goods - 0.3%
Titan Acquisition Limited, Term Loan, 5.094%, (1 mo. USD LIBOR + 3.00%), 3/28/25	628,425	620,570

Health Care - 0.2%
Press Ganey Holdings, Inc., Term Loan, 4.844%, (1 mo. USD LIBOR + 2.75%), 10/23/23	272,436	272,038

Metals/Mining - 0.7%
GrafTech Finance, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 3.50%), 2/12/25	1,275,000	1,270,219

Publishing/Printing - 0.2%
Meredith Corporation, Term Loan, 5.094%, (1 mo. USD LIBOR + 3.00%), 1/31/25	284,288	284,909

Services - 1.8%
Applied Systems, Inc., Term Loan, 5.334%, (3 mo. USD LIBOR + 3.00%), 9/19/24	1,985,000	1,990,117
Direct ChassisLink, Inc., Term Loan - Second Lien, 8.094%, (1 mo. USD LIBOR + 6.00%), 6/15/23	1,230,000	1,243,838
		3,233,955

Technology - 0.8%
Solera, LLC, Term Loan, 4.844%, (1 mo. USD LIBOR + 2.75%), 3/3/23	315,164	314,722
SS&C Technologies Holdings Europe S.a.r.l., Term Loan, 4.594%, (1 mo. USD LIBOR + 2.50%), 4/16/25	103,192	103,411
SS&C Technologies, Inc., Term Loan, 4.594%, (1 mo. USD LIBOR + 2.50%), 4/16/25	278,015	278,606
Veritas Bermuda Ltd., Term Loan, 6.654%, (USD LIBOR + 4.50%), 1/27/23 (9)	820,355	753,872
		1,450,611

Telecommunications - 1.0%
Asurion, LLC, Term Loan - Second Lien, 8.094%, (1 mo. USD LIBOR + 6.00%), 8/4/25	1,575,000	1,581,820
Intelsat Jackson Holdings S.A., Term Loan, 6.625%, 1/2/24 (10)	170,000	175,865
		1,757,685

Total Floating Rate Loans (Cost $9,568,974)		9,516,152

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS - 1.0%
Diversified Financial Services - 1.0%
Bellemeade Re Ltd., Series 2015-1A, Class B1, 8.391%, (1 mo. USD LIBOR + 6.30%), 7/25/25 (1)(5)	700,000	725,359
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2015-HQA2, Class B, 12.591%, (1 mo. USD LIBOR + 10.50%), 5/25/28 (5)	798,072	1,060,806
		1,786,165

Total Collateralized Mortgage-Backed Obligations (Cost $1,487,651)		1,786,165

ASSET-BACKED SECURITIES - 1.1%
Thunderbolt Aircraft Lease Ltd., Series 2017-A, Class B, 5.75% to 4/15/24, 5/17/32 (1)(7)	1,845,238	1,867,484

Total Asset-Backed Securities (Cost $1,831,918)		1,867,484

	SHARES	VALUE ($)
COMMON STOCKS - 0.2%
Metals/Mining - 0.2%
Constellium NV, Class A (11)	40,000	412,000

Total Common Stocks (Cost $519,170)		412,000

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 4.2%
State Street Bank and Trust Eurodollar Time Deposit, 0.28%, 7/2/18	7,434,153	7,434,153

Total Time Deposit (Cost $7,434,153)		7,434,153

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.2%
State Street Navigator Securities Lending Government Money Market Portfolio	9,113,160	9,113,160

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $9,113,160)		9,113,160

TOTAL INVESTMENTS (Cost $187,736,828) - 103.9%		183,440,092
Other assets and liabilities, net - (3.9%)		(6,895,295)
NET ASSETS - 100.0%		176,544,797

NOTES TO SCHEDULE OF INVESTMENTS
(1) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $100,084,118, which represents 56.7% of the net assets of the Fund as of June 30, 2018.

(2) All or a portion of this security was on loan at June 30, 2018. The aggregate market value of securities on loan at June 30, 2018 was $10,567,628 and the total market value of the collateral received by the Fund was $10,949,860, comprised of cash of $9,113,160 and U.S. Government and/or agencies securities of $1,836,700.

(3) Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(4) Security converts to floating rate after the indicated fixed-rate coupon period.
(5) Variable rate security. The stated interest rate represents the rate in effect at June 30, 2018.
(6) Represents a payment-in-kind security which may pay interest in additional principal at the issuer's discretion.
(7) Multi-step coupon security. The interest rate disclosed is that which is in effect on June 30, 2018.
(8) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at June 30, 2018. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(9) The stated interest rate represents the weighted average interest rate at June 30, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(10) Fixed-rate loan.
(11) Non-income producing security.

Abbreviations:
LIBOR:	London Interbank Offered Rate
PIK:	Payment In Kind
USD:	United States Dollar

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.
The following table summarizes the market value of the Fund's holdings as of June 30, 2018, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3	Total
Corporate Bonds	$—		$153,310,978	$—	$153,310,978
Floating Rate Loans	—		9,516,152	—	9,516,152
Collateralized Mortgage-Backed Obligations	—		1,786,165	—	1,786,165
Asset-Backed Securities	—		1,867,484	—	1,867,484
Common Stocks	412,000	(1)	—	—	412,000
Time Deposit	—		7,434,153	—	7,434,153
Short Term Investment of Cash Collateral for Securities Loaned	9,113,160		—	—	9,113,160
Total Investments	$9,525,160		$173,914,932	$—	$183,440,092

(1) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2018 is not presented. There were no transfers between Level 1 and Level 2 during the fiscal year to date ended June 30, 2018.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Calvert Fund

By:    /s/ John H. Streur
    John H. Streur
    President

Date:    August 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ John H. Streur
    John H. Streur
    President

Date:    August 21, 2018

By:    /s/ James F. Kirchner
    James F. Kirchner
    Treasurer

Date:    August 21, 2018